As filed with the Securities and Exchange Commission on April 14, 1999

                             Securities Act Registration No. 333-_____
                     Investment Company Act Registration No. 811-_____


          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                      Pre-Effective Amendment No. __

                      Post-Effective Amendment No. __

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                      Amendment No. __

                 BEARGUARD FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

985 University Avenue, Suite 26           95032
    Los Gatos, California               (Zip Code)
(Address of Principal Executive
         Offices)

  Registrant's Telephone Number, including Area Code:
                    (408) 399-9200

                   Paul L. McEntire
             Skye Investment Advisors LLC
            985 University Avenue, Suite 26
             Los Gatos, California  95032
        (Name and Address of Agent for Service)

                      Copies to:

                   Scott A. Moehrke
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

Approximate date of proposed public offering: As soon as practicable after the Registration Statement becomes effective.

The   Registrant   hereby  amends   this   Registration
Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

THEINFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY
BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

       Subject to completion, dated April 14, 1999



Prospectus
dated ____________, 1999




                  Bearguard Funds, Inc.

                      BEARGUARD FUND

                       P.O. Box 701
             Milwaukee, Wisconsin  53201-0701
                      1-888-288-2880
                  www.bearguardfund.com


    The  investment  objective of  the  Bearguard  Fund
(the  "Fund") is capital appreciation and income.   The
Fund  engages in short sales of common stocks and other
equity   securities  of  companies  that   the   Fund's
investment adviser, Skye Investment Advisors  LLC  (the
"Adviser"),  believes are overvalued.  Because  of  the
Fund's  focus on short selling, it is anticipated  that
the  Fund  will  perform better in  flat  or  declining
markets.   The Fund will invest in U.S. government  and
corporate notes and bonds to collateralize or "cover" its short positions and to produce income.

    This Prospectus contains information you should consider before you invest in the Fund. Please read it carefully and keep it for future reference.

                   ____________________

The Securities and Exchange Commission (the "SEC") has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   TABLE OF CONTENTS
                                                         Page No.

HIGHLIGHTS AND RISKS                                            1

FEES AND EXPENSES OF THE FUND                                   2

INVESTMENT OBJECTIVE                                            3

HOW THE FUND INVESTS                                            3

FUND MANAGEMENT                                                 5

HOW TO PURCHASE SHARES                                          6

HOW TO REDEEM SHARES                                            8

VALUATION OF FUND SHARES                                       10

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN                    10

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
TREATMENT                                                      10

YEAR 2000 ISSUE                                                11

_____________________________

     In  deciding  whether to invest in the  Fund,  you
should  rely only on information in this Prospectus  or
the  Statement of Additional Information  (the  "SAI").
The   Fund   has  not  authorized  others  to   provide
additional information. The Fund does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                 HIGHLIGHTS AND RISKS

What are the goals of the Fund?

     The Fund's goal is capital appreciation and income.
The Fund's goal is sometimes referred to as the Fund's investment objective. The Fund attempts to achieve this goal by engaging in short sales of investments that the
Adviser believes will decrease in value.   Because of the
Fund's focus on short selling, it is anticipated that the Fund will perform better in flat or declining markets.
The Fund will invest in U.S. government and corporate notes and bonds to collateralize or "cover" its short positions and to produce income. The Fund considers the income aspect of this goal to be secondary to capital appreciation. Because the Fund invests in debt securities to collateralize or "cover" its short positions, the Fund will produce more income than typical equity funds.
The Fund cannot guarantee that it will achieve its investment goal. For more information, see "Investment Objective" and "How the Fund Invests."

What will the Fund invest in?

     The  Fund will primarily engage in short sales  of
common stocks.  The Fund may also engage in short sales
of   American  Depositary  Receipts  ("ADRs")  and  may
purchase  or sell exchange-traded and index options  in
pursuing  its  investment  objective.   In  trying   to
achieve its goal, the Fund engages in short sales of stocks the Adviser believes are currently overvalued.
The Fund also invests in U.S. government and corporate notes and bonds and other money market instruments to collateralize or "cover" its short positions and to produce income. For more information, see "How the Fund Invests."

What are the main risks of investing in the Fund?

     The main risks of investing in the Fund are:

     * Reverse Stock Market Risk:  The Fund is subject to stock market risks and significant fluctuations in value.
                                   However, this risk is opposite of a
                                   typical stock mutual fund, because the
                                   Fund's short investments tend to increase in value when the stock market declines in value. Therefore, if the stock market significantly increases in value, the Fund is likely to decline in value. Increases or decreases in value of stocks are generally greater than for bonds or other debt investments.

     * Stock Selection Risk:       The stocks the Adviser determines to sell
                                   short may increase in value or not decline in value when the stock market in general is declining. Accordingly, if the Adviser is incorrect in determining which stocks to sell short, the Fund is likely to experience a loss on the transaction.

     * Short Selling Risk:         Short  selling  involves different risks
                                   than investing in stocks. Because short sales require the Fund to deliver the stock involved in the short sale at a price determined at the time the transaction was originally established, later increases in the price of such stock result in losses to the Fund. Unlike stock investments, these losses can be larger than the Fund's original investment in the transaction and may result from general market forces, such as a lack of stock available for short sellers to borrow for delivery, or improving conditions with a company. Occasionally a stock may increase in value rapidly immediately upon the stock market opening, which can result in significant losses to short sellers, including the Fund. See
                                   "How the Fund Invests."

     You should be aware that you may lose money by investing in the Fund. Because of the Fund's primary focus on short selling, you should not consider it a complete investment program for the equity portion of your portfolio.

Is the Fund an appropriate investment for me?

     The Fund is suitable for long-term investors only.
The  Fund  is not a short-term investment vehicle.   An
investment in the Fund may be appropriate if:

     *    your goal is capital appreciation and income;

     *    you want to hedge your long equity positions;

     * you want to allocate some portion of your long-term investments to short selling; and

     * you are willing to accept short-term to intermediate-term fluctuations in value to seek possible higher long-term returns.

Because the Fund has been in operation for less than a full calendar year, it has no annual return history.

             FEES AND EXPENSES OF THE FUND

     The   following  table  describes  the  fees   and
expenses that you may pay if you buy and hold shares of the Fund.

                                                    Investor     Institutional
                                                      Class          Class

Shareholder Fees (fees paid directly from your
                  investment)
  Maximum Sales Charge (Load) Imposed on Purchases      None         None
  Maximum Deferred Sales Charge (Load)                  None         None
  Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends                                           None         None
  Redemption Fee                                        None         None
  Exchange Fee                                          None         None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

  Management Fees                                       1.25%         1.25%
  Distribution and Service (12b-1) Fees               0.25%(2)        0.00%
  Other Expenses(3)                                         %             %
  Total Annual Fund Operating Expenses(3)                   %             %
  Fee Waiver/Expense Reimbursement(3)                       %             %
  Net Expenses                                          2.75%         2.50%
   ____________

(1)Fund  operating  expenses  are  deducted  from  Fund
   assets  before  computing the daily share  price  or
   making  distributions.  As a result, they  will  not
   appear   on  your  account  statement,  but  instead
   reduce the amount of total return you receive.

(2)Because  Rule 12b-1 fees are paid out of the  Fund's
   assets  on  an on-going basis, over time these  fees
   will  increase the cost of your investment and could
   cost  long-term investors of the Investor Class more
   than   other  types  of  sales  charges.   For  more
   information,   see  "Distribution  and   Shareholder
   Servicing Plan."

(3)"Other   Expenses"  have  been  estimated  for   the
   current  fiscal year since the Fund will  not  begin
   operations  until _________ __, 1999.   Pursuant  to
   the   Investment  Advisory  Agreement  between   the
   Adviser  and  the Fund, the Adviser  has  agreed  to
   waive  its  management  fee  and/or  reimburse   the
   Fund's  other  expenses to the extent  necessary  to
   ensure  that the total annual operating expenses  do
   not  exceed  2.75% of the Investor  Class's  average
   net  assets  and 2.50% of the Institutional  Class's
   average net assets until _________ __, 2000.   After
   such  date,  the total operating expense limitations
   may  be  terminated or revised at any time.   "Other
   expenses"  are presented before any such waivers  or
   reimbursements.   Any  waiver  or  reimbursement  is
   subject to later adjustment to allow the Adviser  to
   recoup   amounts  waived  or  reimbursed,  including
   initial organization costs of the Fund, to the extent actual fees and expenses for a period are less than the expense limitation cap, provided, however, that the

   Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For additional information, see "Fund Management."

                        Example

     The  following  Example is intended  to  help  you
compare the cost of investing in the Fund with the cost
of  investing  in  other  mutual  funds.   The  Example
assumes  that  you invest $10,000 in the Fund  for  the
time  periods  indicated and then redeem  all  of  your
shares  at the end of those periods.  The Example  also
assumes that your investment has a 5% return each  year
and that the Fund's operating expenses remain the same.
Please note that the one year numbers are based on  the
Fund's  net  expenses because the Fund  has  agreed  to
waive  its  management fee and/or reimburse the  Fund's
expenses until _______________ ____, 2000, as described
above.   Although your actual costs may  be  higher  or
lower, based on these assumptions your costs would be as follows:

                           1 Year    3 Years
     Investor Class        $____     $____
     Institutional Class   $____     $____

                 INVESTMENT OBJECTIVE

     The   Fund's   investment  objective  is   capital
appreciation and income.  While the Fund considers  the
income  aspect  of  the  investment  objective  to   be
secondary to capital appreciation, because the Fund invests in debt securities to collateralize or "cover" its short positions, the Fund will produce more income than many equity funds.

                 HOW THE FUND INVESTS

The Fund Engages in Short Sales of Stock and Invests in
Debt Securities

     The Fund seeks to achieve its investment objective
by  engaging primarily in short sales of common stocks.
The  Fund also invests in U.S. government and corporate
notes  and bonds to collateralize or "cover" its  short
positions  and to produce income.  A short  sale  is  a
transaction in which the Fund sells a security it  does
not  own.   To complete the transaction, the Fund  must
borrow the security from a broker or other institution to make delivery to the buyer. The Fund then incurs an obligation to replace the borrowed security to the broker or other institution at some time (typically unspecified) in the future. The Fund then purchases the security at the market price at the time of replacement. The stocks the Fund shorts will tend to be common stocks of companies that the Adviser believes are reasonably liquid. The Adviser will pursue its short sales through a diversified portfolio of short positions and, under normal market conditions, will not have a single short position exceeding 5% of its total assets.

The Fund Follows a Value Approach

     The Adviser generally follows a value approach  to
investing  for  the Fund.  Because the  Fund  tries  to
achieve  its investment objective through short  sales,
the Fund will focus on securities of companies that the
Adviser  believes  are  overvalued  relative  to  their
intrinsic  worth  and  possess certain  characteristics
that  the Adviser believes will lead to a lower  market
price  over  time.  In identifying short positions  for
the   Fund,   the  Adviser  focuses  on   a   company's
fundamentals  and  selects those  securities  that  the
Adviser  believes  are  expensive  relative  to   their
fundamentals and have an above average chance of declining in value. Because of the Fund's focus on short selling, you should not consider it a complete investment program for the equity portion of your portfolio.

Securities Sold Short

     Although  the  Fund is not required  to  invest  a
specified  percentage of its assets in short  positions
at  all  times,  under normal circumstances,  the  Fund
expects that 70% to 90% of the Fund's total assets will
represent short positions.   Short sales will primarily
be in common stocks. Common stocks are units of ownership of a corporation. In pursuing its investment objective, the Fund may also short American Depositary
Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S.
dollars.

     All   short   sale   positions   will   be   fully
collateralized.   The  Fund  will  set   aside   in   a
segregated  custodial account an amount of  cash,  U.S.
government securities or other liquid securities  equal
to   the  excess  of  the  current  market  value,   as
calculated on a daily basis, of the securities sold short over the amount of collateral deposited with the broker or other institution in respect of the short sale (not including the proceeds of the short sale).

     Although not part of its principal investment strategy, from time to time the Fund may also invest in short positions through transactions other than short sales of securities. These transactions include the purchase of put options on securities and indices.

Risks of Short Selling

     Short   selling  involves  different  risks   than
investing in stocks.  A short sale is profitable to the
Fund  if  the  price of the stock at  the  time  it  is
replaced  is less than at the time the short  sale  was
entered  into and after factoring in transaction  costs
and  interest income.  Alternatively, if the  price  of
the stock is greater at the time of replacement than at
the  time  of  the  short sale and after  factoring  in
transaction  costs and interest income, the transaction
will result in a loss to the Fund.  These losses can be
much   larger   than   losses  resulting   from   stock
investments.   With stocks, a fund can  only  lose  the
amount   of   its  original  investment.   With   short
positions, however, a fund can lose up to several times the amount of its investment due to general market forces, such as a lack of stock available for short sellers to borrow for delivery, or improving conditions with a company. For example, the Fund may be subject to "short squeeze" risk when the broker or other institution that lent the stock in question to the Fund demands the security and the Fund is required to close its short position at a time when the price of the stock in question is rising. Occasionally a stock may increase in value rapidly immediately upon the stock market opening or after a halt in trading on the security, which can result in significant losses to short sellers, including the Fund.

Debt Securities Held by the Fund

     The  Fund  also  invests in  U.S.  government  and
corporate  notes and bonds to collateralize or  "cover"
its  short positions and to produce income.   The  Fund
expects that its debt securities will have an average duration of three years or less. Debt securities are obligations of the issuer to pay interest and repay principal.

     Changes in market interest rates affect the  value
of   fixed   income  securities.   If  interest   rates
increase,   the   value  of  fixed  income   securities
generally  decrease.   Similarly,  if  interest   rates
decrease,   the   value  of  fixed  income   securities
generally  increase.  Shares in the Fund are likely  to
fluctuate in a similar manner.  In general, the  longer
the  remaining maturity of a fixed income security, the
greater  it  will fluctuate in value based on  interest
rate   change.   Longer-term  fixed  income  securities
generally pay a higher interest rate.

     Changes  in the credit quality of the issuer  also
affect  the  value of fixed income securities.   Lower-
rated  fixed income securities generally pay  a  higher
interest rate.  Although the Fund primarily invests  in
investment  grade debt securities, the value  of  these
securities may decrease due to changes in ratings  over
time.   For additional information regarding securities
ratings, please see the SAI and the Appendix to the SAI.

     The Fund may invest in the following types of fixed income securities:

    * Corporate debt securities, including bonds, debentures and notes;

    *  U.S. government securities;

    * Commercial paper (including variable amount master demand notes); and

    * Bank obligations, such as certificates of deposit, banker's acceptances and time deposits of domestic and foreign banks, domestic savings association and their subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal Deposit Insurance Corporation).

Temporary, Defensive Strategies

     To  respond to adverse market, economic, political
or  other conditions, the Adviser may hold cash  and/or
invest  all or a portion of the Fund's assets in  money
market  instruments, which are short-term fixed  income
securities
issued   by   private   and   governmental
institutions.   Because of the Fund's  focus  on  short
selling, adverse market conditions may include  periods
of  rapid  appreciation in the  stock  markets.   Money
market instruments include:

   *      Commercial paper;

   *      Short-term U.S. government securities;

   *      Banker's acceptances;

   *      Certificates of deposit;

   *      Time deposits; and

   *      Other short-term fixed income securities.

If  these temporary, defensive strategies are used,  it
is  impossible  to  predict when or for  how  long  the
Adviser  may employ these strategies for the Fund.   To
the   extent   the  Fund  engages  in  this  temporary,
defensive strategy, the Fund may not achieve its investment objective. Pending investment or to pay redemption requests and expenses of the Fund, the Fund may also hold a portion of its assets in short-term money market securities and cash. See the Fund's SAI for additional information.

The   Fund  Has  No  Minimum  Holding  Period  for  its
Investments

     The  Fund  has no minimum holding period  for  its
investments.   The Fund typically closes  out  a  short
position when the Adviser anticipates that the security
is  nearing  its fair value.  The Fund will attempt  to
maximize    investment    returns.     Potential    tax
consequences to Fund shareholders will be  a  secondary
consideration.   Investors may realize taxable  capital
gains  as  a  result of frequent trading of the  Fund's
assets  and  the  Fund  incurs  transaction  costs   in
connection with buying and selling securities. Tax and transaction costs lower the Fund's effective return for investors.

                    FUND MANAGEMENT

Adviser

     Skye  Investment Advisors LLC (the  "Adviser")  is
the  investment  adviser to the  Fund.   The  Fund  has
entered into an Investment Advisory Agreement with  the
Adviser  under  which the Adviser  manages  the  Fund's
investments  and  business  affairs,  subject  to   the
supervision  of  the Fund's Board  of  Directors.   The
Adviser,  985 University Avenue, Suite 26,  Los  Gatos,
California   95032,  a  California  limited   liability
company,  and  its  predecessor  companies  have   been
serving clients since 1985.  As of _________ __,  1999,
the  Adviser  managed  approximately  $10  million  for
individual  and  institutional  clients.    Under   the
Investment  Advisory  Agreement,  the  Fund  pays   the
Adviser an annual management fee of 1.25% of the Fund's
average daily net assets attributable to each class  of
shares.   The  advisory fee is accrued daily  and  paid
monthly.   Pursuant  to the Investment  Agreement,  the
Adviser  has agreed to waive its management fee  and/or
reimburse  the  Fund's  other expenses  to  the  extent
necessary  to  ensure that the total  annual  operating
expenses  do  not exceed 2.75% of the Investor  Class's
average daily net assets and 2.50% of the Institutional
Class's  average  daily net assets until  _________  _,
2000.   After  such time, the Adviser  may  voluntarily
waive all or a portion of its management fee and/or reimburse all or a portion of Fund operating expenses.
The Adviser will waive fees and/or reimburse expenses on a monthly basis and the Adviser will pay the Fund by reducing its fee. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed. Any such waiver or reimbursement is subject to later adjustment during the term of the Investment Advisory Agreement to allow the Adviser to recoup amounts waived or reimbursed, including initial organization costs of the Fund, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

     Under the Investment Advisory Agreement, not  only
is the Adviser responsible for management of the Fund's
assets,   but  also  for  portfolio  transactions   and
brokerage.

     Portfolio  Manager.  Chairman and Managing  Member
of  the  Adviser since 1996, Paul L. McEntire graduated
Phi Beta Kappa from Stanford University in 1965 with  a
Bachelor    of    Science   degree   in    mathematics.

Mr.   McEntire   received  a  Master  of   Science   in
mathematics  from the State University of New  York  at
Buffalo  in  1972  and  a  PhD in  Engineering-Economic
Systems from Stanford University in 1982.  Since  1989,
Mr. McEntire has served as Chairman and chief executive
officer  of Skye Investments, Inc., the predecessor  of
the  Adviser.   From 1994 to 1997, Mr. McEntire  was  a
broker  with  Brookstreet  Securities  Corporation   in
Irvine, California, and from 1993 to 1994, Mr. McEntire
was  a  broker  with PaineWebber, Inc. in  Menlo  Park,
California.   Mr.  McEntire  was  President  and  chief
executive  officer  of Skye Investment  Advisors,  Inc.
from 1985 to 1988.

Custodian

     Firstar Bank Milwaukee, N.A. ("Firstar Bank"), 777
East Wisconsin Avenue, Milwaukee, Wisconsin 53202 acts as custodian of the Fund's assets.

Transfer Agent and Administrator

     Firstar  Mutual  Fund Services,  LLC  ("Firstar"),
Third  Floor,  615  East  Michigan  Street,  Milwaukee,
Wisconsin  53202 acts as transfer agent  for  the  Fund
(the "Transfer Agent") and as the Fund's administrator.

Distributor

     Rafferty  Capital  Markets, Inc.,  550  Mamaroneck
Avenue, Harrison, New York 10528, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., acts as distributor of the Fund's shares (the "Distributor").

                HOW TO PURCHASE SHARES

     Shares  of the Fund may be purchased at net  asset
value (as described below) through any dealer which has
entered into a sales agreement with the Distributor, in
its  capacity as principal underwriter of shares of the
Fund,   or  through  the  Distributor  directly.    The
Transfer Agent may also accept purchase applications.

Purchases of Fund Shares

     Payment for Fund shares should be made by check or money order in U.S. dollars drawn on a U.S. bank, savings and loan or credit union. The Fund offers two classes of shares: Investor Class and Institutional
Class.

                                    Minimum Investments

                             Initial          Subsequent Investment

          Investor           $ 2,000*          $  100*

          Institutional     $100,000           $1,000



     * You can establish an account using the Automatic Investment Plan for an initial investment of $1,000 with a $50 monthly investment as described below.

These minimums can be changed or waived by the Fund at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Net Asset Value

     Shares  of the Fund are sold on a continual  basis
at   the  net  asset  value  per  share  next  computed
following  receipt  of  an order  in  proper  form  (as
described   below   under  "Initial   Investment"   and
"Subsequent Investment") by a dealer, the Distributor or the Transfer Agent, as the case may be. Net asset value per share is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern Standard
Time)  on  each  day the New York Stock  Exchange  (the
"NYSE") is open.  See "Valuation of Fund Shares."

Initial Investment

     You  may  purchase Fund shares by  completing  the
enclosed shareholder application and mailing it  and  a
check or money order payable to "Bearguard Funds, Inc."
to  your  securities  dealer, the  Distributor  or  the
Transfer  Agent,  as  the case  may  be.   The  minimum
initial  investment in the Investor  Class  is  $2,000.
The  minimum  initial investment in  the  Institutional
Class is $100,000. If mailing to the Distributor or Transfer Agent, please send to the following address:

            By Mail                        By Overnight Courier

     Firstar Mutual Fund Services, LLC     Firstar Mutual Fund Services, LLC
     P.O. Box 701                          Third Floor
     Milwaukee, Wisconsin  53201-0701      615 East Michigan Street
                                           Milwaukee, Wisconsin 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.
Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or the Fund. Do not mail letters by overnight courier to the post office box.

     If  the  securities  dealer  you  have  chosen  to
purchase  Fund  shares through has not entered  into  a
sales agreement with the Distributor, such dealer  may,
nevertheless,  offer  to  place  your  order  for   the
purchase  of Fund shares.  Purchases made through  such
dealers  will be effected at the net asset  value  next
determined  after receipt by the Fund of  the  dealer's
order to purchase shares.  Such dealers may also charge
a  transaction fee, as determined by the dealer.   That
fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     If  your check does not clear, you will be charged
a  $25  service fee.  You will also be responsible  for
any  losses suffered by the Fund as a result.   Neither
cash  nor  third-party checks will  be  accepted.   All
applications  to purchase Fund shares  are  subject  to
acceptance  by  the Fund and are not binding  until  so
accepted.   The Fund reserves the right to  decline  or
accept a purchase order application in whole or in part.

Wire Purchases

     You  may  also purchase Fund shares by wire.   The
following instructions should be followed when wiring funds to the Transfer Agent for the purchase of Fund shares:

          Wire to:         Firstar Bank Milwaukee, N.A.
          ABA Number:      075000022

          Credit:          Firstar Mutual Fund Services, LLC
          Account:         112-952-137

          Further Credit:  Bearguard Funds, Inc.
                           (shareholder account number)
                           (shareholder name/account registration)

     Please  call  1-888-288-2880 prior to  wiring  any
funds  to  notify the Transfer Agent that the  wire  is
coming  and  to verify the proper wire instructions  so
that  the wire is properly applied when received.   The
Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

Telephone Purchases

     The  telephone purchase option allows you to  make
subsequent investments directly from a bank checking or
savings  account.  To establish the telephone  purchase
option   on  your  account,  complete  the  appropriate
section  in  the  shareholder application.   Only  bank
accounts  held at domestic financial institutions  that
are  Automated  Clearing House ("ACH") members  may  be
used  for  telephone transactions.   This  option  will
become effective approximately 15 business days after the application form is received by the Transfer Agent.
Purchases must be in amounts of $1,000 or more and may not be used for initial purchases of the Fund's shares.To have Fund shares purchased at the offering price determined at the close of regular trading on a given date, the Transfer Agent must receive both your purchase order and payment by Electronic Funds Transfer through the ACH system prior to the close of regular trading on such date. Most transfers are completed within one business day. Subsequent investments may be made by calling 1-888-288-2880.

Purchasing Shares Through Financial Intermediaries

     If   you   purchase  shares  through  a  financial
intermediary   (such   as  a  broker-dealer),   certain
features of the Fund relating to such transactions  may
not  be  available  or may be modified.   In  addition,
certain  operational  policies of the  Fund,  including
those  related to settlement and dividend accrual,  may
vary  from  those applicable to direct shareholders  of
the Fund and may vary among intermediaries.  You should
consult   your   financial   intermediary   for    more
information regarding these matters.  Certain financial
intermediaries  may  charge you  transaction  fees  for
their  services.   You will not be  charged  such  fees
directly  by the Fund if you purchase your Fund  shares
directly  from the Fund without the intervention  of  a
financial intermediary.  The Fund's Investor Class may,
however,   compensate  financial   intermediaries   for
assistance   under   the   Fund's   Distribution    and
Shareholder Service Plan (i.e., Rule 12b-1 plan) or otherwise.

Automatic Investment Plan

     The  Automatic Investment Plan ("AIP") allows  you
to  make  regular, systematic investments  in  Investor
Class  shares  from your bank checking or NOW  account.
The  minimum initial investment for investors using the
AIP is $1,000 with a monthly minimum investment of $50.
To  establish the AIP, complete the appropriate section
in  the  shareholder application.  You should  consider
your financial ability to continue in the AIP until the
minimum  initial investment amount is met  because  the
Fund  has the right to close an investor's account  for
failure  to reach the minimum initial investment.   For
additional information on the AIP, please see the SAI.

Individual Retirement Accounts

     You  may  invest  in  Investor  Class  shares   by
establishing  a  tax-sheltered  individual   retirement
account  ("IRA").  The minimum initial  investment  for
investors  establishing IRAs is $500.  The Fund  offers
the  Traditional  IRA  and Roth  IRA.   For  additional
information on IRA options, please see the SAI.

Subsequent Investments

     Additions  to  your account may be made  by  mail.
Any subsequent investment in the Investor Class must be
for  at  least $100.  Any subsequent investment in  the
Institutional Class must be for at least $1,000.   When
making an additional purchase by mail, enclose a  check
payable  to  "Bearguard Funds, Inc." and the Additional
Investment Form provided on the lower portion  of  your
account  statement.  Additions to your  account  of  at
least  $1,000  may also be made by wire.   To  make  an
additional purchase by wire, please call 1-888-288-2880 for complete wiring instructions.

                 HOW TO REDEEM SHARES

In General

     You  may request redemption of part or all of your
Fund  shares  at  any time at the next  determined  net
asset  value.   See  "Valuation of  Fund  Shares."   No
redemption  request  will  become  effective  until   a
redemption  request  is received  in  proper  form  (as
described  below)  by the Transfer Agent.   You  should
contact the Transfer Agent for further information on documentation required for redemption of Fund shares.
The Fund normally will mail your redemption proceeds the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, if you make a purchase by check, the Fund may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to 12 days.
Redemptions may be made by written request, telephone or wire.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by the Fund of the broker or dealer's instruction to redeem shares.
Some brokers or dealers may charge a fee in connection with such redemptions.

     Investors   who  have  an  Individual   Retirement
Account must indicate on their redemption requests whether or not federal income tax should be withheld.
Redemption requests failing to make an election will be subject to withholding.

     Your account may be terminated by the Fund on  not
less  than  30  days' notice if, at  the  time  of  any
redemption of shares in your account, the value of  the
remaining shares in the account falls below $2,000  for
Investor   Class  investors  or  below   $100,000   for
Institutional   Class   investors.    Upon   any   such
termination,  a  check for the proceeds  of  redemption
will   be  sent  to  you  within  seven  days  of   the
redemption.

Written Redemption

     For   most  redemption  requests,  you  need  only
furnish a written, unconditional request to redeem your shares at net asset value to the Transfer Agent:

            By Mail                        By Overnight Courier

     Firstar Mutual Fund Services, LLC     Firstar Mutual Fund Services, LLC
     P.O. Box 701                          Third Floor
     Milwaukee, Wisconsin  53201-0701      615 East Michigan Street
                                           Milwaukee, Wisconsin 53202

Requests  for redemption must (i) be signed exactly  as
the  shares are registered, including the signature  of
each  owner, and (ii) specify the number of  shares  or
dollar amount to be redeemed.  Redemption proceeds made
by  written redemption request may also be wired  to  a
commercial  bank  that  you  have  authorized  on  your
account application.  The Transfer Agent will charge  a
$12  service  fee  for  wire transactions.   Additional
documentation   may  be  requested  from  corporations,
executors, administrators, trustees, guardians,  agents
or  attorneys-in-fact.  The Fund does not consider  the
U.S.  Postal  Service  or  other  independent  delivery
services to be its agents.  Therefore, deposit  in  the
mail  or with such services, or receipt at the Transfer
Agent's post office box of redemption requests does not
constitute receipt by the Transfer Agent or  the  Fund.
Do  not  mail letters by overnight courier to the  post
office  box.  Any written redemption requests  received
within  15  days  after  an  address  change  must   be
accompanied by a signature guarantee.

Telephone Redemption

     You  may  also redeem your shares by  calling  the
Transfer  Agent at 1-888-288-2880.  Redemption requests
by telephone are available for redemptions of $1,000 or
more.  Redemption requests for less than $1,000 must be
in  writing.   In order to utilize this procedure,  you
must  have  previously  elected  this  option  on  your
shareholder  application  and the  redemption  proceeds
must  be mailed directly to you or transmitted to  your
predesignated account via wire or ACH transfer.   Funds
sent via ACH are automatically credited to your account
within  three  business days.  There  is  currently  no
charge  for  this  service.  To change  the  designated
account,  send  a  written  request  with  signature(s)
guaranteed  to  the  Transfer  Agent.   To  change  the
address,  call  the Transfer Agent or  send  a  written
request  with  signature(s) guaranteed to the  Transfer
Agent.  Additional documentation may be requested  from
corporations,   executors,  administrators,   trustees,
guardians,  agents or attorneys-in-fact.  No  telephone
redemption requests will be allowed within 15  days  of
any  address  change.  The Fund reserves the  right  to
limit the number of telephone redemptions you may make.
You   may  not modify or cancel a telephone  redemption
request.

     The  Transfer Agent will use reasonable procedures
to  ensure that instructions received by telephone  are
genuine.   These procedures may include requiring  some
form  of  personal identification prior to acting  upon
telephone     instructions,    recording     telephonic
transactions and/or sending written confirmation of such transactions to you. Assuming procedures such as the above have been followed, neither the Fund nor the Transfer Agent will be liable for any loss, cost or expense for acting upon your telephone instructions or for any unauthorized telephone redemption. The Fund reserves the right to refuse a telephone redemption request if so advised.

Redeeming Shares Through Financial Intermediaries

     If   you   redeem  shares  through   a   financial
intermediary (such as a broker-dealer), such  financial
intermediary may charge you transaction fees for  their
services.   You will not be charged such  fees  if  you
redeem your Fund shares directly through the Fund without the intervention of a financial intermediary.

Systematic Withdrawal Plan

     The  Systematic  Withdrawal  Plan  ("SWP")  allows
Investor Class investors to make automatic withdrawals from their accounts at regular intervals. Redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to make a SWP payment, the remaining amount will be redeemed and the SWP will be terminated. Please see the SAI for more information.

Signature Guarantees

     Signature guarantees are required for:

     * redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares;

     * redemption requests to be mailed or wired to other than the address that appears of record; and

     * any redemption request if a change of address has been received by the Fund or the Transfer Agent within the last 15 days.

A signature guarantee may be obtained from any eligible
guarantor  institution, as defined by the  SEC.   These
institutions include banks, saving associations, credit unions, brokerage firms and others. Please note that a notary public stamp or seal is not acceptable.

Redemption in Kind

     The  Fund has reserved the right to redeem in kind
(i.e., in securities positions) any redemption request during any 90-day period in excess of the lesser of:
(i) $250,000 or (ii) 1% of the net asset value of the class of shares being redeemed. Please see the SAI for more information.

               VALUATION OF FUND SHARES

     Net  asset  value  for the Fund is  calculated  by
taking  the value of the Fund's total assets, including
interest  or dividends accrued, but not yet  collected,
less  all liabilities, and dividing by the total number
of  shares  outstanding.  The result,  rounded  to  the
nearest  cent, is the net asset value per  share.   The
net asset value per share is determined as of the close
of  trading (generally 4:00 p.m. Eastern Standard Time)
on  each day the NYSE is open for business.  Net  asset
value  is  not determined on days the NYSE  is  closed.
The  price  at  which  a purchase order  or  redemption
request is effected is based on the next calculation of
net  asset  value  after  the  order  is  placed.    In
determining  net asset value, expenses are accrued  and
applied   daily  and  investments  for   which   market
quotations are readily available are valued at market value. Any investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Fund.

      DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1
under  the  Investment Company Act of 1940, as  amended
(the  "12b-1 Plan") with respect to the Investor Class,
which  authorizes it to pay the Distributor and certain
financial  intermediaries (such as broker-dealers)  who
assist  in  distributing Investor Class shares  or  who
provide   shareholder  services   to   Investor   Class
shareholders  a distribution and shareholder  servicing
fee  of up to 0.25% of the average daily net assets  of
the  Fund  attributable to the Investor Class (computed
on  an  annual  basis).   To the  extent  expenses  are
incurred under the 12b-1 Plan, the 12b-1 Plan has the effect of increasing the expenses of the Investor Class from what they would otherwise be. Because Rule 12b-1 fees are paid out of the net assets of the Investor
Class on an on-going basis, over time these fees will increase the cost of your investment and could cost long-term investors of Investor Class shares more than paying other types of sales charges. For additional information on the 12b-1 Plan, please see the SAI.

    DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                       TREATMENT

     For  federal  income tax purposes,  all  dividends
paid  by  the  Fund and distributions of  net  realized
short-term capital gains are taxable as ordinary income
whether  reinvested or received in cash unless you  are
exempt  from  taxation or entitled to a  tax  deferral.
Distributions  paid by a Fund from net  realized  long-
term  capital  gains,  whether  received  in
cash or reinvested in additional shares, are taxable as a
capital gain.  The capital gain holding period (and the
applicable  tax rate) is determined by  the  length  of
time  the Fund has held the security and not the length
of  time  you have held shares in the Fund.  For  short
sales,  the  Fund's  holding period  is  determined  by
reference to the period the Fund has held the  security
delivered  at the time of closing out the  short  sale.
Since  the  Fund engages in short sales without  owning
the  underlying security during the investment  period,
the  Fund  anticipates that substantially  all  of  its
capital  gains  distribution from short sales  will  be
short-term  capital  gains.   Investors  are   informed
annually  as to the amount and nature of all  dividends
and  capital  gains paid during the prior  year.   Such
capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     The  Fund  intends to pay dividends and distribute
capital  gains,  if  any, at least  annually.   When  a
dividend or capital gain is distributed, the Fund's net
asset value decreases by the amount of the payment.  If
you  purchase shares shortly before a distribution, you
will  be  subject to income taxes on the  distribution,
even  though  the value of your investment  (plus  cash
received, if any) remains the same.  All dividends  and
capital  gains  distributions  will  automatically   be
reinvested  in  additional  Fund  shares  at  the  then
prevailing  net  asset  value unless  you  specifically
request that either dividends or capital gains or  both
be  paid  in  cash.   You  may change  an  election  by
telephone, subject to certain limitations, by calling the Transfer Agent at 1-888-288-2880.

     If you request to have dividends and/or capital gains paid in cash, you may choose to have such amounts mailed or sent via electronic funds transfer ("EFT").
Transfers via EFT generally take up to three business days to reach the investor's bank account.

     If   you   elect  to  receive  distributions   and
dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.

     If  you  do not furnish the Fund with your correct
social   security  number  or  taxpayer  identification
number, the Fund is required by federal law to withhold
federal   income   tax  from  your  distributions   and
redemption proceeds at a rate of 31%.

     This   section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such laws on you.  There may be other federal, state or
local  tax considerations applicable to you.   You  are
urged to consult your own tax advisor.

                    YEAR 2000 ISSUE

     The  Fund's  operations  depend  on  the  seamless
functioning  of  computer  systems  in  the   financial
service  industry,  including  those  of  the  Adviser,
Firstar  and  Firstar  Bank.   Many  computer  software
systems  in  use  today cannot properly  process  date-
related information after December 31, 1999 because  of
the  method  by which dates are encoded and calculated.
This  failure, commonly referred to as the  "Year  2000
Issue," could adversely affect the handling of security trades, pricing and account servicing for the Fund.

     The Adviser has made compliance with the Year 2000
Issue  a  high  priority and is taking  steps  that  it
believes  are reasonably designed to address  the  Year
2000  Issue with respect to its computer systems.   The
Adviser  has  also been informed that comparable  steps
are  being  taken  by  the Fund's other  major  service
providers.   The Adviser does not currently  anticipate
that the Year 2000 Issue will have a material impact on
its  ability  to  continue to  fulfill  its  duties  as
investment adviser to the Fund.  However, there can  be
no assurance that the computer systems of the companies
in  which the Fund invests will be timely converted  or
that  the  value  of  such  investments  will  not   be
adversely affected by the Year 2000 Issue.

DIRECTORS                        CUSTODIAN

Paul L. McEntire,                Firstar  Bank  Milwaukee, N.A.
Chairman                         777 East Wisconsin Avenue
                                 Milwaukee, Wisconsin 53202
PRINCIPAL OFFICERS

Paul L. McEntire, President      ADMINISTRATOR, TRANSFER AGENT
Thomas F. Burns, Jr.,            AND DIVEND-DISURSING AGENT
Treasurer and Secretary

INVESTMENT ADVISER
                                 Firstar Mutual Fund Sevices, LLC
Skye Investment Advisors LL      Third Floor
985 University Avenue,Suite 26   615 East Michigan Street
Los Gatos, California 95032      Milwaukee, Wisconsin 53202

                                 INDEPENDENT ACCOUNTANTS
DISTRIBUTOR
                                 PricewaterhouseCoopers LLP
Rafferty Capital Markets,Inc.    100 East Wisconsin Avenue, Suite 1500
550 Mamaroneck Avenue            Milwaukee, Wisconsin 53202
Harrison, New York 10528

                                 LEGAL COUNSEL

                                 Godfrey & Kahn, S.C.
                                 780 North Water Street
                                 Milwaukee, Wisconsin 53202


     The   SAI   for   the  Fund  contains   additional
information about the Fund.  The Fund's SAI,  which  is
incorporated  by  reference into  this  Prospectus,  is
available  without charge upon request to the  address,
toll-free  telephone number  or website  noted  on  the
cover  page  of this Prospectus.  The SAI may  also  be
obtained   from   certain   financial   intermediaries,
including the Fund's Distributor, who purchase and sell
Fund shares. General inquiries regarding the Fund can be directed to the Fund at the address and toll-free telephone number on the cover page of this Prospectus.

     Information about the Fund (including the SAI) can
be  reviewed  and copied at the SEC's Public  Reference
Room  in  Washington,  D.C.  Please  call  the  SEC  at
1-800-SEC-0330   for  information   relating   to   the
operation   of  the  Public  Reference   Room.    Other
information  about the Fund is available on  the  SEC's
Internet site at http://www.sec.gov or upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-6009.

The Fund's 1940 Act File Number is 811-____.

          STATEMENT OF ADDITIONAL INFORMATION

                 Bearguard Funds, Inc.

                    BEARGUARD FUND

                     P.O. Box 701
           Milwaukee, Wisconsin  53201-0701
                    1-888-288-2880
                 www.bearguardfund.com


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Bearguard Fund (the "Fund"), dated
_________  __, 1999.  The Fund is a series of Bearguard
Funds, Inc. (the "Corporation").

     A copy of the Prospectus is available without charge upon request to the above-noted address, toll-free telephone number or website.



















   This Statement of Additional Information is dated
                  _________ __, 1999.

                       TABLE OF CONTENTS

                                                         Page No.


FUND ORGANIZATION                                               3

INVESTMENT RESTRICTIONS                                         3

IMPLEMENTATION OF INVESTMENT OBJECTIVES                         4

DIRECTORS AND OFFICERS                                         12

PRINCIPAL SHAREHOLDERS                                         13

INVESTMENT ADVISER                                             13

FUND TRANSACTIONS AND BROKERAGE                                14

CUSTODIAN                                                      15

TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT                   15

ADMINISTRATOR                                                  15

DISTRIBUTOR AND PLAN OF DISTRIBUTION                           16

PURCHASE AND PRICING OF SHARES                                 17

REDEMPTIONS IN KIND                                            20

TAXATION OF THE FUND                                           20

PERFORMANCE INFORMATION                                        20

ADDITIONAL INFORMATION                                         21

INDEPENDENT ACCOUNTANTS                                        21

FINANCIAL STATEMENTS                                           21

APPENDIX                                                      A-1

     In  deciding  whether to invest in the  Fund,  you
should  rely  on  information  in  this  Statement   of
Additional  Information  and related  Prospectus.   The
Fund has not authorized others to provide additional information. The Fund has not authorized the use of this Statement of Additional Information in any state or jurisdiction in which such offering may not legally be made.

                   FUND ORGANIZATION

     The   Corporation  is  an  open-end,  diversified,
management investment company, commonly referred to  as
a mutual fund.  The Fund is a series of common stock of
the  Corporation,  a Maryland company  incorporated  on
April  9, 1999.  The Corporation is authorized to issue
shares  of  common  stock in series and  classes.   The
Corporation currently offers one series of shares:  the
Bearguard Fund.  The shares of common stock of the Fund
are  further divided into two classes:  Investor  Class
and Institutional Class.  Each share of common stock of
each  class  of shares of the Fund is entitled  to  one
vote, and each share is entitled to participate equally
in  dividends  and  capital gain distributions  by  the
respective  class of shares and in the  assets  of  the
respective class in the event of liquidation.  However,
each  class of shares bears its own expenses,  and  the
Investor  Class has exclusive voting rights on  matters
pertaining   to   its  distribution   and   shareholder
servicing plan.

     No  certificates will be issued for shares held in
your account.  You will, however, have full shareholder
rights.   Generally,  the  Corporation  will  not  hold
annual  shareholders' meetings unless required  by  the
Investment  Company Act of 1940, as amended (the  "1940
Act"),  or  Maryland  law.  Shareholders  have  certain
rights,  including the right to call an annual  meeting
upon  a  vote  of 10% of the Corporation's  outstanding
shares for the purpose of voting to remove one or  more
directors or to transact any other business.  The  1940
Act requires the Corporation to assist the shareholders in calling such a meeting.

                INVESTMENT RESTRICTIONS

     The  investment objective of the Fund is  to  seek
capital appreciation and income.  The following are the
Fund's fundamental investment restrictions which cannot
be  changed without the approval of a majority  of  the
Fund's  outstanding voting securities.  As used herein,
a   "majority   of   the   Fund's  outstanding   voting
securities" means the lesser of (i) 67% of the shares of common stock of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares of common stock of the Fund.

The Fund:

1.   May  not  with respect to 75% of its total assets,
     purchase  the  securities of  any  issuer  (except
     securities  issued  or  guaranteed  by  the   U.S.
     government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   May  (i) borrow money from banks for temporary  or
     emergency purposes and (ii) make other investments
     or  engage in other transactions permissible under
     the  Investment  Company Act of 1940,  as  amended
     (the  "1940  Act"), which may involve a borrowing,
     including  borrowing  through  reverse  repurchase
     agreements, provided that the combination  of  (i)
     and (ii) shall not exceed 33 1/3% of the value  of
     the  Fund's  total  assets (including  the  amount
     borrowed), less the Fund's liabilities (other than
     borrowings).  If the amount borrowed at  any  time
     exceeds  33  1/3% of the Fund's total assets,  the
     Fund  will,  within  three  days  thereafter  (not
     including   Sundays,  holidays  and   any   longer
     permissible period), reduce the amount of the borrowings such that the borrowings do not exceed
     33 1/3% of the Fund's total assets. The Fund may also borrow money from other persons to the extent permitted by applicable law.

3.   May   not  issue  senior  securities,  except   as
     permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the
     "Securities Act"), in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.   May  not make loans if, as a result, more than  33
     1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     The   following  are  the  Fund's  non-fundamental
investment policies which may be changed by the Board of Directors without shareholder approval.

The Fund:

1. May engage in short sales of the Fund's securities or maintain a short position if at all times when a short position is open, the Fund (i) owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or (ii) covers such short position as required by the current rules and positions of the Securities and Exchange Commission (the "SEC") or its staff.

2. May not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

3. May not invest more than 15% of its assets in illiquid securities.

4. May not purchase securities of other investment companies except in compliance with the 1940 Act.

5.   May  not  engage in futures or options on  futures
     transactions, which are impermissible pursuant  to
     Rule  4.5  under the Commodity Exchange  Act  (the
     "CEA") and, in accordance with Rule 4.5, will  use
     futures or options on futures transactions  solely
     for  bona  fide hedging transactions  (within  the
     meaning  of the CEA), provided, however, that  the
     Fund   may,  in  addition  to  bona  fide  hedging
     transactions, use futures and options on futures transactions if the aggregate initial margins and premiums required to establish such positions, less the amount by which such options positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

6.   May   not  make  any  loans,  except  through  (i)
     purchases   of  debt  securities  or  other   debt
     instruments,   or  (ii)  engaging  in   repurchase
     agreements.

7. May not purchase securities when bank borrowings exceed 5% of its total assets.

     Except  for the fundamental investment limitations
listed  above and the Fund's investment objective,  the
Fund's  other  investment policies are not  fundamental
and  may  be changed with approval of the Corporation's
Board  of  Directors.   Unless noted  otherwise,  if  a
percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

        IMPLEMENTATION OF INVESTMENT OBJECTIVES

     The    following   information   supplements   the
discussion of the Fund's investment objectives and strategy described in the Prospectus under the captions
"Investment Objective" and "How the Fund Invests."

Fixed Income Securities

     Fixed   income   Securities   in   General.     To
collateralize or "cover" its short positions and to produce income, the Fund will invest in a wide variety of fixed income securities, including U.S. government and corporate notes and bonds. Debt securities are obligations of the issuer to pay interest and repay principal.

     Changes in market interest rates affect the  value
of   fixed   income  securities.   If  interest   rates
increase,   the   value  of  fixed  income   securities
generally  decrease.   Similarly,  if  interest   rates
decrease,   the   value  of  fixed  income   securities
generally  increase.  Shares in the Fund are likely  to
fluctuate in a similar manner.  In general, the  longer
the  remaining maturity of a fixed income security, the
greater  it  will fluctuate in value based on  interest
rate  changes.   Longer-term  fixed  income  securities
generally  pay  a  higher  interest  rate.   The   Fund
typically invests in short-term fixed income securities with maturities of less than three years.

     Changes  in the credit quality of the issuer  also
affect  the  value of fixed income securities.   Lower-
rated  fixed income securities generally pay  a  higher
interest  rate.   Although the  Fund  only  invests  in
investment grade debt securities, the value of these securities may decrease due to changes in ratings over time.

     Types  of  Fixed income Securities.  The Fund  may
invest   in   the  following  types  of  fixed   income
securities:

     * Corporate debt securities, including bonds, debentures and notes;

     *    U.S. government securities;

     * Commercial paper (including variable amount master demand notes); and

     * Bank obligations, such as certificates of deposit, banker's acceptances and time deposits of domestic and foreign banks, domestic savings associations and their subsidiaries and branches (in amounts in excess of the current $100,000 per account insurance coverage provided by the Federal Deposit Insurance Corporation).

     Ratings.    The   Fund   will   generally    limit
investments  in fixed income securities to  those  that
are   rated  at  the  time  of  purchase  as  at  least
investment  grade  by  at  least  one  national  rating
organization, such as S&P or Moody's, or,  if  unrated,
are  determined  to  be of equivalent  quality  by  the
Adviser.   Investment  grade  fixed  income  securities
include:

     *    U.S. government securities;

     * Bonds or bank obligations rated in one of the four highest categories (e.g., BBB- or higher by S&P);

     * Short-term notes rated in one of the two highest categories (e.g., SP-2 or higher by S&P); and

     * Commercial paper or short-term bank obligations rated in one of the three highest categories (e.g., A-3 or higher by S&P).

Investment grade fixed income securities are  generally
believed to have a lower degree of credit risk.   If  a
security's  rating falls below the above criteria,  the
Adviser  will determine what action, if any, should  be
taken  to  ensure compliance with the Fund's investment
objective and to ensure that the Fund will at  no  time
have  5%  or  more of its net assets invested  in  non-
investment    grade   debt   securities.     Additional
information concerning securities ratings is contained in the Appendix.

     Government Securities.  U.S. government securities
are  issued or guaranteed by the U.S. government or its
agencies  or  instrumentalities.  These securities  may
have  different  levels  of government  backing.   U.S.
Treasury  obligations, such as Treasury  bills,  notes,
and  bonds  are backed by the full faith and credit  of
the   U.S.  Treasury.   Some  U.S.  government   agency
securities are also backed by the full faith and credit of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA). Other
U.S. government securities may be backed by the right of the agency to borrow from the U.S. Treasury, such as securities issued by the Federal Home Loan Bank, or may be backed only by the credit of the agency. The U.S.
government and its agencies and instrumentalities only guarantee the payment of principal and interest and not the market value of the securities. The market value of U.S. government securities will fluctuate based on interest rate changes and other market factors.

     Variable-  or Floating-Rate Securities.  Variable-
rate securities provide for automatic establishment  of
a  new  interest rate at fixed intervals (e.g.,  daily,
monthly,     semi-annually,    etc.).     Floating-rate
securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

     Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice, in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year.
Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

     Variable-rate  demand notes include master  demand
notes  which  are obligations that permit the  Fund  to
invest  fluctuating  amounts, which  may  change  daily
without   penalty,  pursuant  to  direct   arrangements
between  the  Fund, as lender, and the  borrower.   The
interest  rates on these notes fluctuate from  time  to
time.   The issuer of such obligations normally  has  a
corresponding right, after a given period, to prepay in
its  discretion the outstanding principal amount of the
obligations  plus  accrued interest  upon  a  specified
number   of  days'  notice  to  the  holders  of   such
obligations.   The  interest rate  on  a  floating-rate
demand  obligation  is based on a known  lending  rate,
such   as   a  bank's  prime  rate,  and  is   adjusted
automatically  each time such rate  is  adjusted.   The
interest  rate on a variable-rate demand obligation  is
adjusted    automatically   at   specified   intervals.
Frequently, such obligations are secured by letters  of
credit or other credit support arrangements provided by
banks.   Because  these obligations are direct  lending
arrangements between the lender and borrower, it is not
contemplated  that such instruments will  generally  be
traded.    There   generally  is  not  an   established
secondary market for these obligations, although they are redeemable at face value. Accordingly, where the obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Adviser determines that at the time of investment other obligations are of comparable quality to the other obligations in which the Fund may invest.

     In  addition,  each  variable-  and  floating-rate
obligation  must  meet the credit quality  requirements
applicable to all the Fund's investments at the time of
purchase.   When determining whether such an obligation
meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

Derivative Instruments

     In  General.  The Fund may invest up to 10% of its
net   assets  in  derivative  instruments  subject   to
applicable    regulatory   requirements.     Derivative
instruments   may  be  used  for  any  lawful   purpose
consistent with the Fund's investment objective such as
hedging  or  managing  risk, but not  for  speculation.
Derivative instruments are commonly defined to  include
securities  or  contracts whose  value  depend  on  (or
"derive"  from) the value of one or more other  assets,
such  as securities, currencies or commodities.   These
"other assets" are commonly referred to as "underlying assets."

     A  derivative instrument generally consists of, is
based  upon,  or  exhibits characteristics  similar  to
options  or  forward  contracts.  Options  and  forward
contracts  are  considered to be  the  basic  "building
blocks"  of  derivatives.  For  example,  forward-based
derivatives  include  forward contracts  and  exchange-
traded   futures.   Option-based  derivatives   include
exchange-traded options on securities  and  options  on
futures.   Diverse types of derivatives may be  created
by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

     An option is a contract in which the "holder" (the
buyer)  pays  a certain amount (the "premium")  to  the
"writer" (the seller) to obtain the right, but not  the
obligation,  to buy from the writer (in  a  "call")  or
sell to the writer (in a "put") a specific asset at  an
agreed  upon  price at or before a certain  time.   The
holder pays the premium at inception and has no further
financial  obligation.  The holder of  an  option-based
derivative   generally  will  benefit  from   favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

     A  forward  is  a sales contract between  a  buyer
(holding the "long" position) and a seller (holding the
"short"  position) for an asset with delivery  deferred
until  a future date.  The buyer agrees to pay a  fixed
price  at the agreed future date and the seller  agrees
to deliver the asset.  The seller hopes that the market
price on the delivery date is less than the agreed upon
price,  while  the buyer hopes for the  contrary.   The
change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

     Hedging.   The Fund may use derivative instruments
to  protect  against possible adverse  changes  in  the
market  value  of positions in the Fund's portfolio  or
positions  anticipated to be entered into.  Derivatives
may  also be used by the Fund to "lock-in" its realized
but  unrecognized gains in the value of  its  portfolio
securities.   Hedging strategies,  if  successful,  can
reduce   the  risk  of  loss  by  wholly  or  partially
offsetting  the  negative effect of  unfavorable  price
movements  in  the investments being hedged.   However,
hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

     Managing  Risk.  The Fund may also use  derivative
instruments   to  manage  the  risks  of   the   Fund's
portfolio.  Risk management strategies include, but are
not  limited  to,  facilitating the sale  of  portfolio
investments,   managing  the  effective   maturity   or
duration  of debt obligations in the Fund's  portfolio,
establishing a position in the derivatives markets as a
substitute   for  taking  positions,  or  creating   or
altering exposure to certain asset classes, such as equity or debt. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way for the Fund to invest.

     Exchange Derivatives.  Derivative instruments  may
be  exchange-traded.  Exchange-traded  derivatives  are
standardized options and futures contracts traded in an
auction on the floor of a regulated exchange.  Exchange
contracts   are   generally   liquid.    The   exchange
clearinghouse  is the counterparty of  every  contract.
Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty.

     Risks  and  Special Considerations.   The  use  of
derivative  instruments  involves  risks  and   special
considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

     (1)  Market Risk.  The primary risk of derivatives
is  the  same  as  the  risk of the underlying  assets;
namely, that the value of the underlying asset  may  go
up  or  down.   Adverse movements in the  value  of  an
underlying  asset  can  expose  the  Fund  to   losses.
Derivative instruments may include elements of leverage
and,  accordingly, the fluctuation of the value of  the
derivative  instrument in relation  to  the  underlying
asset   may  be  magnified.   The  successful  use   of
derivative  instruments  depends  upon  a  variety   of
factors, particularly the Adviser's ability to  predict
movements of the securities, currencies and commodities
markets,   which   requires   different   skills   than
predicting   changes  in  the  prices   of   individual
securities.   There  can  be  no  assurance  that   any
particular  strategy adopted will succeed.  A  decision
to  engage in a derivative transaction will reflect the
Adviser's judgment that the derivative transaction will
provide value to the Fund and its shareholders  and  is
consistent   with  the  Fund's  objectives,  investment
limitations and operating policies.  In making  such  a
judgment,  the  Adviser will analyze the  benefits  and
risks  of the derivative transaction and weigh them  in
the   context  of  the  Fund's  entire  portfolio   and
investment objective.

     (2)  Credit Risk.  The Fund will be subject to the
risk  that  a loss may be sustained by the  Fund  as  a
result of the failure of a counterparty to comply  with
the terms of a derivative instrument.  The counterparty
risk  for  exchange-traded  derivative  instruments  is
generally  less  than for privately-negotiated  or  OTC
derivative  instruments,  since  generally  a  clearing
agency,  which  is the issuer or counterparty  to  each
exchange-traded  instrument, provides  a  guarantee  of
performance.    For  privately-negotiated  instruments,
there is no similar clearing agency guarantee.  In  all
transactions,  the  Fund will bear the  risk  that  the
counterparty will default, and this could result  in  a
loss   of   the  expected  benefit  of  the  derivative
transaction and possibly other losses to the Fund.  The
Fund   will   enter  into  transactions  in  derivative
instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

     (3)    Correlation   Risk.   When   a   derivative
transaction   is  used  to  completely  hedge   another
position,  changes in the market value of the  combined
position  (the derivative instrument plus the  position
being  hedged)  result  from an  imperfect  correlation
between  the  price movements of the  two  instruments.
With  a  perfect  hedge,  the  value  of  the  combined
position remains unchanged for any change in the  price
of  the underlying asset.  With an imperfect hedge, the
value  of  the derivative instrument and its hedge  are
not perfectly correlated.  Correlation risk is the risk
that  there might be imperfect correlation, or even  no
correlation,  between price movements of an  instrument
and  price movements of investments being hedged.   For
example,  if the value of a derivative instrument  used
in a short hedge (such as writing a call option, buying
a  put option, or selling a futures contract) increased
by  less  than  the  decline in  value  of  the  hedged
investments,   the   hedge  would  not   be   perfectly
correlated.  Such a lack of correlation might occur due
to  factors  unrelated to the value of the  investments
being hedged, such as speculative or other pressures on
the markets in which these instruments are traded.  The
effectiveness  of hedges using instruments  on  indices
will  depend,
in  part, on the degree  of  correlation
between   price  movements  in  the  index  and   price
movements in the investments being hedged.

     (4)  Liquidity Risk.  Derivatives are also subject
to  liquidity risk.  Liquidity risk is the risk that  a
derivative  instrument cannot be sold, closed  out,  or
replaced  quickly at or very close to  its  fundamental
value.   Generally, exchange contracts are very  liquid
because  the exchange clearinghouse is the counterparty
of  every  contract.   The Fund might  be  required  by
applicable regulatory requirement to maintain assets as
"cover,"  maintain  segregated  accounts,  and/or  make
margin  payments when it takes positions in  derivative
instruments  involving  obligations  to  third  parties
(i.e.,  instruments other than purchased options).   If
the  Fund is unable to close out its positions in  such
instruments,  it  might  be  required  to  continue  to
maintain  such assets or accounts or make such payments
until  the position expired, matured or is closed  out.
The  requirements  might impair the Fund's  ability  to
sell  a portfolio security or make an investment  at  a
time when it would otherwise be favorable to do so,  or
require that the Fund sell a portfolio investment at  a
disadvantageous time.  The Fund's ability  to  sell  or
close  out  a  position  in  an  instrument  prior   to
expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position.
Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

     (5)   Legal Risk.  Legal risk is the risk of  loss
caused  by  the  legal unenforceability  of  a  party's
obligations  under  the  derivative.   While  a   party
seeking   price  certainty  agrees  to  surrender   the
potential  upside in exchange for downside  protection,
the  party  taking the risk is looking for  a  positive
payoff.   Despite this voluntary assumption of risk,  a
counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

     (6)     Systemic   or   "Interconnection"    Risk.
Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction.

     General   Limitations.   The  use  of   derivative
instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures
Trading Commission ("CFTC").

     The  Corporation has filed a notice of eligibility
for   exclusion  from  the  definition  of   the   term
"commodity  pool  operator"  with  the  CFTC  and   the
National Futures Association, which regulate trading in
the  futures markets.  In accordance with Rule  4.5  of
the   regulations  under  the  CEA,   the   notice   of
eligibility for the Fund includes representations that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets.

     The  SEC  has identified certain trading practices
involving  derivative  instruments  that  involve   the
potential for leveraging the Fund's assets in a  manner
that  raises  issues under the 1940 Act.  In  order  to
limit  the  potential for the leveraging of the  Fund's
assets,  as  defined under the 1940 Act,  the  SEC  has
stated  that a Fund may use coverage or the segregation
of  the  Fund's assets.  The Fund will also  set  aside
permissible  liquid  assets in a  segregated  custodial
account   if  required  to  do  so  by  SEC  and   CFTC
regulations.   Assets  used  as  cover  or  held  in  a
segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     In some cases the Fund may be required to maintain
or  limit  exposure  to a specified percentage  of  its
assets  to  a  particular asset class.  In such  cases,
when  the Fund uses a derivative instrument to increase
or  decrease exposure to an asset class and is required
by applicable SEC guidelines to set aside liquid assets
in a segregated account to secure its obligations under
the  derivative  instruments, the  Adviser  may,  where
reasonable  in  light  of  the  circumstances,  measure
compliance with the applicable percentage by  reference
to  the nature of the economic exposure created through
the  use  of  the  derivative  instrument  and  not  by
reference  to  the nature of the exposure arising  from
the  assets set aside in the segregated account (unless
another   interpretation  is  specified  by  applicable
regulatory requirements).

     Options.  The Fund may use options for any  lawful
purpose consistent with the Fund's investment objective
such   as   hedging  or  managing  risk  but  not   for
speculation.   An  option is a contract  in  which  the
"holder"  (the  buyer)  pays  a  certain  amount   (the
"premium")  to the "writer" (the seller) to obtain  the
right,  but not the obligation, to buy from the  writer
(in  a  "call") or sell to the writer (in  a  "put")  a
specific  asset  at an agreed upon price  (the  "strike
price" or "exercise price") at or before a certain time
(the  "expiration date").  The holder pays the  premium
at  inception and has no further financial  obligation.
The  holder  of  an option will benefit from  favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer  of an option will receive fees or premiums  but
is exposed to losses due to changes in the value of the
underlying asset.  The Fund may purchase (buy) or write
(sell)  put  and  call  options  on  assets,  such   as
securities,  currencies, commodities,  and  indices  of
debt  and  equity securities ("underlying assets")  and
enter  into closing transactions with respect  to  such
options  to  terminate an existing  position.   Options
used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

     The  Fund may purchase (buy) and write (sell)  put
and  call  options and enter into closing  transactions
with  respect to such options to terminate an  existing
position.   The purchase of call options  serves  as  a
long hedge, and the purchase of put options serves as a
short  hedge.  Writing put or call options  can  enable
the  Fund  to enhance income by reason of the  premiums
paid  by  the purchaser of such options.  Writing  call
options   serves  as  a  limited  short  hedge  because
declines in the value of the hedged investment would be
offset  to  the  extent  of the  premium  received  for
writing   the   option.   However,  if   the   security
appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

     The  Fund  may effectively terminate its right  or
obligation under an option by entering into  a  closing
transaction.   For example, the Fund may terminate  its
obligation under a call or put option that it had written by purchasing an identical call or put option;
this  is  known  as  a  closing  purchase  transaction.
Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The  Fund  may  purchase or write  exchange-traded
options.   Exchange-traded  options  are  issued  by  a
clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.

     The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

     The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

     The  writing and purchasing of options is a highly
specialized    activity   that   involves    investment
techniques  and  risks different from those  associated
with   ordinary   portfolio  securities   transactions.
Imperfect   correlation   between   the   options   and
securities markets may detract from the effectiveness of attempted hedging.

     Futures  Contracts.   The  Fund  may  use  futures
contracts  for any lawful purpose consistent  with  the
Fund's   investment  objective  such  as  hedging   and
managing  risk but not for speculation.  The  Fund  may
enter  into futures contracts, including interest rate,
index,  and  currency  futures.   The  Fund  may   also
purchase  put and call options, and write  covered  put
and call options, on futures in which it is allowed  to
invest.   The  purchase  of  futures  or  call  options
thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in currency exchange rates and securities prices and sales of futures as an offset against the effect of expected declines in currency exchange rates and securities prices.

     To  the extent required by regulatory authorities,
the  Fund  may  enter into futures contracts  that  are
traded   on   national  futures   exchanges   and   are
standardized   as  to  maturity  date  and   underlying
financial  instrument.  Futures exchanges  and  trading
are  regulated  under the CEA by  the  CFTC.   Although
techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market, currency, or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     An interest rate futures contract provides for the
future sale by one party and purchase by another  party
of   a   specified  amount  of  a  specific   financial
instrument  (e.g.,  debt security) or  currency  for  a
specified price at a designated date, time, and  place.
An  index futures contract is an agreement pursuant  to
which the parties agree to take or make delivery of  an
amount  of  cash  equal to the difference  between  the
value of the index at the close of the last trading day
of  the  contract  and the price  at  which  the  index
futures  contract was originally written.   Transaction
costs are incurred when a futures contract is bought or
sold and margin deposits must be maintained.  A futures
contract  may be satisfied by delivery or purchase,  as
the  case may be, of the instrument or the currency  or
by  payment  of  the change in the cash  value  of  the
index.  More commonly, futures contracts are closed out
prior  to  delivery  by  entering  into  an  offsetting
transaction  in a matching futures contract.   Although
the  value of an index might be a function of the value
of  certain specified securities, no physical  delivery
of   those  securities  is  made.   If  the  offsetting
purchase  price is less than the original  sale  price,
the  Fund  realizes  a gain; if it is  more,  the  Fund
realizes  a  loss.  Conversely, if the offsetting  sale
price  is  more than the original purchase  price,  the
Fund  realizes a gain; if it is less, the Fund realizes
a loss.  The transaction costs must also be included in
these   calculations.   There  can  be  no   assurance,
however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by the Fund upon entering into  a
futures  contract.   Instead, at  the  inception  of  a
futures contract, the Fund is required to deposit in  a
segregated account with its custodian, in the  name  of
the  futures  broker through whom the  transaction  was
effected,  "initial margin," consisting of  cash,  U.S.
government securities or other liquid, high-grade  debt
obligations,  in an amount generally equal  to  10%  or
less  of  the  contract value.   Margin  must  also  be
deposited  when  writing a call  or  put  option  on  a
futures   contract,  in  accordance   with   applicable
exchange    rules.    Unlike   margin   in   securities
transaction,  initial margin on futures contracts  does
not  represent a borrowing, but rather is in the nature
of  a  performance bond or good-faith deposit  that  is
returned  to  the  Fund  at  the  termination  of   the
transaction  if all contractual obligations  have  been
satisfied.   Under  certain  circumstances,   such   as
periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to
and  from the futures broker daily as the value of  the
futures position varies, a process known as "marking to
market."   Variation margin does not involve borrowing,
but  rather represents a daily settlement of the Fund's
obligations to or from a futures broker.  When the Fund
purchases an option on a future, the premium paid  plus
transaction costs is all that is at risk.  In contrast,
when the Fund purchases or sells a futures contract  or
writes  a call or put option thereon, it is subject  to
daily  variation margin calls that could be substantial
in  the event of adverse price movements.  If the  Fund
has  insufficient  cash to meet daily variation  margin
requirements,  it might need to sell  securities  at  a
time  when  such sales are disadvantageous.  Purchasers
and sellers of futures positions and options on futures
can  enter  into  offsetting  closing  transactions  by
selling  or  purchasing,  respectively,  an  instrument
identical to the instrument held or written.  Positions
in futures and options on futures may be closed only on
an exchange or board of trade that provides a secondary
market.    The  Fund  intends  to  enter  into
futures transactions only on exchanges or boards of trade
where there appears to be  a  liquid  secondary   market.
However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.
The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

     Certain  characteristics  of  the  futures  market
might increase the risk that movements in the prices of
futures contracts or options on futures contracts might
not correlate perfectly with movements in the prices of
the   investments  being  hedged.   For  example,   all
participants  in  the futures and  options  on  futures
contracts markets are subject to daily variation margin
calls  and  might be compelled to liquidate futures  or
options on futures contracts positions whose prices are
moving  unfavorably to avoid being subject  to  further
calls.   These  liquidations could increase  the  price
volatility  of the instruments and distort  the  normal
price  relationship between the futures or options  and
the  investments  being hedged.  Also, because  initial
margin deposit requirements in the futures markets  are
less onerous than margin requirements in the securities
markets,  there  might  be increased  participation  by
speculators  in the future markets.  This participation
also  might  cause  temporary  price  distortions.   In
addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

     Additional  Derivative Instruments and Strategies.
In   addition   to   the  derivative  instruments   and
strategies  described  above, the  Adviser  expects  to
discover  additional derivative instruments  and  other
hedging or risk management techniques.  The Adviser may
utilize these new derivative instruments and techniques
to  the extent that they are consistent with the Fund's
investment  objective  and  permitted  by  the   Fund's
investment   limitations,   operating   policies    and
applicable regulatory authorities.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund
shares, to meet ordinary daily cash needs or to respond
to   adverse  market,  economic,  political  or   other
conditions, the Adviser may hold cash and/or invest all
or  a  portion  of  the Fund's assets in  money  market
instruments,   which   are  short-term   fixed   income
securities   issued   by   private   and   governmental
institutions.  Money market instruments include:

     *    Commercial paper;

     *    Short-term U.S. government securities;

     *    Banker's acceptances;

     *    Certificates of deposit;

     *    Time deposits; and

     *    Other short-term fixed income securities.

If  these  temporary strategies are  used  for  adverse
market,  economic  or  political  conditions,   it   is
impossible to predict when or for how long the  Adviser
may  employ  these  strategies for the  Fund.   To  the
extent the Fund engages in this temporary strategy, the Fund may not achieve its investment objective.

American Depositary Receipts

     The  Fund  may  take short positions  in  American
Depositary Receipts ("ADRs").  These securities may not
necessarily be denominated in the same currency as  the
securities   into   which  they   may   be   converted.
Generally, ADRs, in registered form, are denominated in
U.S.  dollars  and are designed for  use  in  the  U.S.
securities markets.  ADRs are receipts typically issued
by a U.S. Bank or trust company evidencing ownership of
the  underlying securities.  For purposes of the Fund's
investment objectives, ADRs are deemed to have the same
classification   as  the  underlying  securities   they
represent.   Although denominated in U.S. dollars,  the
market  price  of  ADRs  may be  affected  by  currency
fluctuations   in  the  currency  of   the   underlying
security.

     ADR   facilities  may  be  established  as  either
"unsponsored" or "sponsored."  While ADRs issued  under
these  two  types  of facilities are in  some  respects
similar,  there are distinctions between them  relating
to  the  rights and obligations of ADR holders and  the
practices of market participants.  For example, a  non-
sponsored   depositary  may  not   provide   the   same
shareholder information that a sponsored depositary  is
required  to provide under its contractual arrangements
with   the   issuer,   including   reliable   financial
statements.    Under  the  terms  of   most   sponsored
arrangements, depositories agree to distribute  notices
of shareholder meetings and voting instructions, and to
provide    shareholder   communications    and    other
information to the ADR holders at the request of the issuer of the deposited securities.

                DIRECTORS AND OFFICERS

     Under the laws of the State of Maryland, the Board
of  Directors  of  the Corporation is  responsible  for
managing  its business and affairs.  The directors  and
officers  of the Corporation, together with information
as  to their principal business occupations during  the
last  five  years,  and  other information,  are  shown
below.   Each  director  who is deemed  an  "interested
person," as defined in the 1940 Act, is indicated by an asterisk.

     *Paul L. McEntire, a Director and President of the
Corporation.

     Mr.  McEntire,  54 years old, graduated  Phi  Beta
Kappa  with a Bachelor of Science degree in mathematics
from   Stanford  University  in  1965.   Mr.   McEntire
received  a Masters of Science in mathematics from  the
State  University of New York at Buffalo in 1972 and  a
PhD   in  Engineering-Economic  Systems  from  Stanford
University  in  1982.   Since 1989,  Mr.  McEntire  has
served as Chairman and chief executive officer of  Skye
Investments,  Inc.,  the predecessor  of  the  Adviser.
From  1994  to  1997, Mr. McEntire was  a  broker  with
Brookstreet   Securities   Corporation    in    Irvine,
California, and from 1993 to 1994, Mr. McEntire  was  a
broker   with   PaineWebber,  Inc.   in   Menlo   Park,
California.   Mr.  McEntire  was  President  and  chief
executive  officer  of Skye Investment  Advisors,  Inc.
from 1985 to 1988.  Mr. McEntire has been the Adviser's
Chairman and Managing Member since 1996.

     Thomas F. Burns, Jr., Secretary and Treasurer of the Corporation.

     Mr.  Burns,  55 years old, received a Bachelor  of
Science degree in accounting from Quinnipiac College in
1970.   Prior to 1986, Mr.  Burns worked in  accounting
at a Big Five public accounting firm and a Fortune 500 company and as a financial officer of a diversified holding company and Equity Guard Stock Fund, Inc., a closed-end investment company. From 1986 to 1992, Mr.
Burns  was  Chief Financial Officer of Skye  Investment
Advisors, Inc. and its successor firm. From 1992 to 1997, Mr. Burns was an independent financial and business consultant. Mr. Burns has been the Adviser's
Chief Financial Officer since July1998.

     [Insert names and bios of outside directors]

     The address for Messrs. McEntire and Burns is Skye
Investment  Advisors LLC, 985 University Avenue,  Suite
26, Los Gatos, California 95032. [Insert addresses of outside directors]

     [As of _________ __, 1999, officers and directors of the Corporation did not beneficially own any of the shares of common stock of the Fund's then outstanding shares.] Directors and officers of the Corporation who are also officers, directors, employees or shareholders of the Adviser do not receive any remuneration from the Fund for serving as directors or officers.

     The following table provides information relating to annual compensation to be paid to directors of the Corporation for their services as such (1):

Name                  Cash Compensation (2)     Other Compensation    Total

Paul L. McEntire            $   0                    $0                $ 0

All directors as a group
(__ persons)                $                        $0                $

____________________

(1) The amounts indicated are estimates of amounts to be paid by the Corporation.

(2)   Each  director who is not deemed  an  "interested
person"  as defined in the 1940 Act, will receive  $500
for  each in-person Board of Directors meeting attended
by  such  person and $250 for each telephonic Board  of
Directors   meeting  attended  by   such   person   and
reasonable  expenses incurred in connection  therewith.
The  Board  anticipates holding three  meetings  during
fiscal  1999,  including one in-person meeting.   Thus,
each disinterested director is entitled to up to $1,000 during such time period from the Corporation, plus reasonable expenses.

                PRINCIPAL SHAREHOLDERS

     As of _________ __, 1999, the following person owned of record or is known by the Corporation to own of record or beneficially 5% or more of the outstanding shares of the Fund:

     Name and Address           No. Shares     Percentage

     Michael Feuer                 10,000         100%
     [insert address]



     Based  on the foregoing, as of _________ __, 1999,
Mr.   Feuer  owned  a  controlling  interest   in   the
Corporation. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Corporation.

                  INVESTMENT ADVISER

     Skye Investment Advisors LLC (the "Adviser") is the investment adviser to the Fund. Hambrecht & Quist, a broker-dealer, owns approximately 35% of the Adviser and is deemed to "control" the Adviser within the meaning of the 1940 Act.

     The  investment  advisory  agreement  between  the
Corporation  and the Adviser dated as of _________  __,
1999 (the "Advisory Agreement") has an initial term  of
two  years  and thereafter is required to  be  approved
annually  by  the Board of Directors of the Corporation
or  by  vote  of  a majority of the Fund's  outstanding
voting  securities.  Each annual renewal must  also  be
approved by the vote of a majority of the Corporation's
directors who are not parties to the Advisory Agreement
or interested persons of any such party, cast in person
at  a  meeting called for the purpose of voting on such
approval.  The Advisory Agreement was approved  by  the
Board  of  Directors,  including  a  majority  of   the
disinterested directors on _________ __,  1999  and  by
the  initial  shareholder of the Fund on _________  __,
1999.   The  Advisory  Agreement is terminable  without
penalty, on 60 days' written notice by the Board of Directors of the Corporation, by vote of a majority of the Fund's outstanding voting securities or by the Adviser, and will terminate automatically in the event of its assignment.

     Under  the  terms of the Advisory  Agreement,  the
Adviser  manages  the Fund's investments  and  business
affairs,   subject   to   the   supervision   of    the
Corporation's Board of Directors.  At its expense,  the
Adviser provides office space and all necessary  office
facilities,  equipment and personnel for  managing  the
investments  of  the  Fund.  As  compensation  for  its
services,   the  Fund  pays  the  Adviser   an   annual
management fee of 1.25% of the Fund's average daily net
assets  attributable  to each  class  of  shares.   The
advisory fee is accrued daily and paid monthly.

     Pursuant  to  the Advisory Agreement, the  Adviser
has  agreed that until _________ __, ____, the  Adviser
will  waive  its  management fee and/or  reimburse  the
Fund's  operating expenses to the extent  necessary  to
ensure  that the total operating expenses (on an annual
basis)  do  not  exceed 2.50% of the  Investor  Class's
average daily net assets and 2.75% of the Institutional
Class's average daily net assets.  After such date, the
Adviser may from time to time voluntarily waive all  or
a  portion  of its fee and/or absorb expenses  for  the
Fund.   Any  waiver of fees or absorption  of  expenses
will  be  made on a monthly basis and, with respect  to
the  latter,  will be paid to the Fund by reduction  of
the  Adviser's  fee.   Any  such  waiver/absorption  is
subject to later adjustment during the term of the Advisory Agreement to allow the Adviser to recoup amounts waived/absorbed, including initial organization costs of the Fund, provided, however, that, the Adviser shall only be entitled to recoup such amounts for a maximum period of three years from the date such amount was waived or reimbursed.

            FUND TRANSACTIONS AND BROKERAGE

     Under the Advisory Agreement, the Adviser, in  its
capacity  as  portfolio  manager,  is  responsible  for
decisions to buy and sell securities for the  Fund  and
for  the  placement of the Fund's securities  business,
the  negotiation of the commissions to be paid on  such
transactions and the allocation of portfolio  brokerage
business.   The  Adviser  seeks  to  obtain  the   best
execution  at  the best security price  available  with
respect  to  each transaction.  The best price  to  the
Fund means the best net price without regard to the mix
between purchase or sale price and commission, if  any.
While   the   Adviser   seeks  reasonably   competitive
commission rates, the Fund does not necessarily pay the lowest available commission. The Adviser does not anticipate that brokerage will be allocated based on the sale of the Fund's shares.

     When  the  Adviser buys or sells the same security
for  two or more advisory accounts, including the Fund,
the  Adviser may place concurrent orders with a  single
broker to be executed as a single, aggregated block  in
order  to  facilitate orderly and efficient  execution.
Whenever the Adviser does so, each advisory account  on
whose  behalf  an  order was placed  will  receive  the
average price at which the block was executed and  will
bear  a  proportionate share of all transaction  costs,
based  on  the  size of the advisory  account's  order.
While   the  Adviser  believes  combining  orders   for
advisory  accounts will, over time, be advantageous  to
all participants, in particular cases the average price
at   which  the  block  was  executed  could  be   less
advantageous to one particular advisory account than if
the   advisory  account  had  been  the  only   account
effecting   the   transaction  or  had  completed   its
transaction before the other participants.

     Section  28(e) of the Securities Exchange  Act  of
1934,   as   amended  ("Section  28(e)"),  permits   an
investment  adviser,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (a) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing  or selling securities and the  availability
of  securities or purchasers or sellers of  securities;
(b) furnishing analyses and reports concerning issuers,
industries,  securities, economic factors  and  trends,
portfolio strategy and the performance of accounts; and
(c)  effecting  securities transactions and  performing
functions   incidental  thereto  (such  as   clearance,
settlement and custody).

     In  selecting  brokers  or  dealers,  the  Adviser
considers  investment and market information and  other
research,  such as economic, securities and performance
measurement  research  provided  by  such  brokers   or
dealers  and  the quality and reliability of  brokerage
services,  including execution capability,  performance
and   financial   responsibility.    Accordingly,   the
commissions charged by any such broker or dealer may be
greater  than the amount another firm might  charge  if
the Adviser determines in good faith that the amount of
such commissions is reasonable in relation to the value
of  the  research  information and  brokerage  services
provided  by  such broker or dealer to the  Fund.   The
Adviser believes that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. Such higher commissions will not be paid by the Fund unless (a) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts, including the Fund, as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of
Section 28(e) and other applicable state and federal laws; and (c) in the opinion of the Adviser, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

     The  Adviser  places  portfolio  transactions  for
other   advisory  accounts  managed  by  the   Adviser.
Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Fund. The Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts

(including the Fund) managed by it.  Because the volume
and nature of the trading activities of the accounts are
not uniform, the amount of commissions in excess of those
charged  by  another broker paid by  each  account  for
brokerage  and  research services will vary.   However,
the Adviser believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

                       CUSTODIAN

     As  custodian  of the Fund's assets, Firstar  Bank
Milwaukee,  N.A. ("Firstar Bank"), 777  East  Wisconsin
Avenue, Milwaukee, Wisconsin 53202, has custody of  all
securities and cash of the Fund, delivers and  receives
payment  for  portfolio securities sold,  receives  and
pays   for  portfolio  securities  purchased,  collects
income from investments and performs other duties, all as directed by the officers of the Corporation.

     TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Firstar  Mutual  Fund Services,  LLC  ("Firstar"),
Third  Floor,  615  East  Michigan  Street,  Milwaukee,
Wisconsin  53202, acts as transfer agent and  dividend-
disbursing  agent for the Fund.  Firstar is compensated
based  on  an  annual fee per open  account  of  $16.00
(subject to a minimum annual fee of $35,500) plus  out-
of-pocket  expenses,  such  as  postage  and   printing
expenses in connection with shareholder communications.

     From  time to time, the Corporation, on behalf  of
the  Fund,  directly or indirectly through arrangements
with the Adviser, the Distributor (as defined below) or
Firstar, may pay amounts to third parties that  provide
transfer  agent  type services and other administrative
services   relating  to  the  Fund   to   persons   who
beneficially  have  interests  in  the  Fund,  such  as
participants  in  401(k)  plans.   These  services  may
include,  among other things, sub-accounting  services,
transfer  agent  type  activities, answering  inquiries
relating  to  the Fund, transmitting proxy  statements,
annual    reports,    updated    prospectuses,    other
communications regarding the Fund and related  services
as   the  Fund  or  beneficial  owners  may  reasonably
request.   In  such cases, the Fund will not  pay  fees
based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying
Firstar for providing these services to the Fund's shareholders (i.e., $16.00 per account plus expenses).

                     ADMINISTRATOR

     Pursuant   to  a  Fund  Administration   Servicing
Agreement  and  a Fund Accounting Servicing  Agreement,
Firstar also performs accounting and certain compliance
and  tax reporting functions for the Corporation.   For
these services, Firstar receives from the Corporation out-of-pocket expenses plus the following aggregate annual fees, computed daily and payable monthly, based on the Fund's aggregate average net assets:

                                      Administrative Services Fees

First $200 million of average net assets              .06%*
Next $500 million of average net assets               .05%
Average net assets in excess of $700 million          .03%
_____________________________
* Subject to a minimum fee of $55,000.

                                       Accounting Services Fees

First $40 million of average net assets                 $27,500
Next $200 million of average net assets                    .01%
Average net assets in excess of $240 million              .005%

         DISTRIBUTOR AND PLAN OF DISTRIBUTION

Distributor

     Under a distribution agreement dated _________ __,
1999  (the "Distribution Agreement"), Rafferty  Capital
Markets,   Inc.  (the  "Distributor"),  550  Mamaroneck
Avenue,  Harrison,  New York 10528, acts  as  principal
distributor  of  the Fund's shares.   The  Distribution
Agreement  provides that the Distributor will  use  its
best  efforts  to distribute the Fund's  shares,  which
shares are offered for sale by the Fund continuously at
net  asset value per share without the imposition of  a
sales   charge.    Pursuant  to  the   terms   of   the
Distribution  Agreement, the Distributor receives  from
the  Corporation out-of-pocket expenses plus an  annual
fee equal to the greater of (i) $18,000 or (ii) .01% of
the  Fund's  average  net assets,  computed  daily  and
payable  monthly.  All or a portion of the distribution
and  shareholder  servicing fee  may  be  used  by  the
Distributor  to pay such expenses with respect  to  the
Investor  Class  shares  under  the  distribution   and
shareholder servicing plan discussed below.

Distribution and Shareholder Servicing Plan

     The  Corporation, on behalf of the Fund's Investor
Class, has adopted a plan pursuant to Rule 12b-1  under
the 1940 Act (the "12b-1 Plan"), which authorizes it to
pay  the  Distributor, in its capacity as the principal
distributor of Investor Class shares, or any  Recipient
(as  defined  below)  a  distribution  and  shareholder
servicing  fee of up to 0.25% per annum of  the  Fund's
average  daily net assets attributable to the  Investor
Class.   Under  the  terms  of  the  12b-1  Plan,   the
Corporation or the Distributor may pay all or a portion
of   this  fee  to  any  securities  dealer,  financial
institution  or any other person (the "Recipient")  who
renders  assistance in distributing  or  promoting  the
sale  of Investor Class shares, or who provides certain
shareholder  services to Investor  Class  shareholders,
pursuant   to   a   written  agreement  (the   "Related
Agreement").  The 12b-1 Plan is a "reimbursement" plan,
which means that the fees paid by the Fund are intended
as  reimbursement  for  services  rendered  up  to  the
maximum  allowable  fee.  If more  money  for  services
rendered is due than is immediately payable because  of
the expense limitation under the 12b-1 Plan, the unpaid
amount  is carried forward from period to period  while
the  12b-1 Plan is in effect until such time as it  may
be paid.  No interest, carrying or other forward charge
will  be  borne  by  the Fund with  respect  to  unpaid
amounts carried forward.  The 12b-1 Plan has the effect
of  increasing the Investor Class's expenses from  what
they  would  otherwise  be.   The  Board  of  Directors
reviews   the   Fund's  distribution  and   shareholder
servicing   fee   payments  in  connection   with   its
determination as to the continuance of the 12b-1 Plan.

     The   12b-1  Plan,  including  forms  of   Related
Agreements, has been unanimously approved by a majority
of  the  Board of Directors of the Corporation, and  of
the  members  of  the  Board who  are  not  "interested
persons" of the Corporation as defined in the 1940  Act
and  who  have no direct or indirect financial interest
in  the  operation  of the 12b-1 Plan  or  any  Related
Agreements   (the  "Disinterested  Directors")   voting
separately. The 12b-1 Plan, and any Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan or the Related Agreement, as applicable.
In addition, the 12b-1 Plan and any Related Agreement may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Investor Class, or by vote of a majority of Disinterested Directors (on not more than 60 days' written notice in the case of the Related Agreement only). Payment of the distribution and shareholder servicing fee is to be made monthly. The Distributor and/or Recipients will provide reports or invoices to the Corporation of all amounts payable to them (and the purposes for which the amounts were expended) pursuant to the 12b-1 Plan.

Interests of Certain Persons

     With the exception of the Adviser, in its capacity as the Fund's investment adviser, and the Distributor, in its capacity as principal distributor of Fund shares, no "interested person" of the Fund, as defined in the 1940 Act, and no director of the Fund who is not an "interested person" has or had a direct or indirect financial interest in the 12b-1 Plan or any Related
Agreement.

Anticipated Benefits to the Fund

     The  Board of Directors considered various factors
in  connection with its decision to approve  the  12b-1
Plan,  including:   (a) the nature and  causes  of  the
circumstances which make implementation  of  the  12b-1
Plan  necessary and
appropriate; (b) the way in which the 12b-1 Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the 12b-1 Plan to other distribution efforts of the Fund;
and (f) the possible benefits of the 12b-1 Plan to any other person relative to those of the Fund.

     Based upon its review of the foregoing factors and
the  material  presented to it, and  in  light  of  its
fiduciary duties under relevant state law and the  1940
Act, the Board of Directors determined, in the exercise
of  its  business  judgment, that the  12b-1  Plan  was
reasonably likely to benefit the Investor Class and its
shareholders in at least one or several potential ways.
Specifically, the Board concluded that the  Distributor
and  any  Recipients operating under Related Agreements
would  have little or no incentive to incur promotional
expenses  on behalf of the Investor Class  if  a  12b-1
Plan  were not in place to reimburse them, thus  making
the  adoption  of  such  12b-1 Plan  important  to  the
initial success and thereafter, continued viability  of
the  Investor Class.  In addition, the Board determined
that  the payment of distribution fees to these persons
should  motivate them to provide an enhanced  level  of
service to Investor Class shareholders, which would, of
course,   benefit  such  shareholders.   Finally,   the
adoption of the 12b-1 Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Distributor and Recipients to sell Investor Class shares, which should result in certain economies of scale.

     While  there  is no assurance that the expenditure
of  Investor  Class assets to finance  distribution  of
Investor   Class  shares  will  have  the   anticipated
results, the Board of Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Investor Class, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the 12b-1 Plan.

            PURCHASE AND PRICING OF SHARES

Automatic Investment Plan

     The  Automatic Investment Plan ("AIP") allows  you
to  make  regular, systematic investments  in  Investor
Class  shares  from your bank checking or NOW  account.
The  minimum initial investment for investors using the
AIP  is  $1,000.   To establish the AIP,  complete  the
appropriate  section  in  the shareholder  application.
Under certain circumstances (such as discontinuation of
the AIP before the Fund's minimum initial investment is
reached),  the  Fund reserves the right  to  close  the
investor's  account.  Prior to closing any account  for
failure  to  reach the minimum initial investment,  the
Fund  will give the investor written notice and 60 days
in  which  to reinstate the AIP or otherwise reach  the
minimum  initial investment.  You should consider  your
financial  ability  to continue in the  AIP  until  the
minimum  initial investment amount is met  because  the
Fund  has the right to close an investor's account  for
failure to reach the minimum initial investment.   Such
closing may occur in periods of declining share prices.

     Under  the  AIP,  you may choose to  make  monthly
investments on the days of your choosing (or  the  next
business    day   thereafter)   from   your   financial
institution  in amounts of $50 or more.   There  is  no
service  fee for participating in the AIP.  However,  a
service  fee  of  $20 will be deducted from  your  Fund
account for any AIP purchase that does not clear due to
insufficient funds or, if prior to notifying  the  Fund
in  writing  or  by  telephone  of  your  intention  to
terminate the plan, you close your bank account  or  in
any   manner  prevent  withdrawal  of  funds  from  the
designated checking or NOW account. You can set up the AIP with any financial institution that is a member of the Automated Clearing House.

     The AIP is a method of using dollar cost averaging
which is an investment strategy that involves investing
a  fixed  amount  of money at a regular time  interval.
However, a program of regular investment cannot  ensure
a  profit  or  protect  against a loss  from  declining
markets.  By always investing the same amount, you will
be  purchasing more shares when the price  is  low  and
fewer  shares  when the price is high.   Since  such  a
program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.

Individual Retirement Accounts

     In addition to purchasing Investor Class shares as
described  in  the  Prospectus under "How  to  Purchase
Shares,"  individuals  may  establish  their  own  tax-
sheltered individual retirement accounts ("IRAs").  The
Fund   offers
two  types  of  IRAs,   including   the
Traditional IRA, that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

     Traditional  IRA.  In a Traditional  IRA,  amounts
contributed  to  the IRA may be tax deductible  at  the
time  of contribution depending on whether the investor
is  an  "active  participant" in an  employer-sponsored
retirement    plan    and   the   investor's    income.
Distributions from a Traditional IRA will be  taxed  at
distribution except to the extent that the distribution
represents a return of the investor's own contributions
for  which  the  investor did not  claim  (or  was  not
eligible to claim) a deduction.  Distributions prior to
age  59-1/2  may  be subject to an additional  10%  tax
applicable    to   certain   premature   distributions.
Distributions  must commence by April 1  following  the
calendar year in which the investor attains age 70-1/2.
Failure  to  begin  distributions  by  this  date   (or
distributions   that  do  not  equal  certain   minimum
thresholds) may result in adverse tax consequences.

     Roth  IRA.  In a Roth IRA, amounts contributed  to
the  IRA  are  taxed  at the time of contribution,  but
distributions from the IRA are not subject  to  tax  if
the  investor  has  held the IRA  for  certain  minimum
periods   of   time  (generally,  until  age   59-1/2).
Investors  whose  income  exceeds  certain  limits  are
ineligible  to contribute to a Roth IRA.  Distributions
that  do  not  satisfy  the requirements  for  tax-free
withdrawal  are subject to income taxes  (and  possibly
penalty  taxes)  to  the extent that  the  distribution
exceeds  the investor's contributions to the IRA.   The
minimum  distribution rules applicable  to  Traditional
IRAs  do not apply during the lifetime of the investor.
Following the death of the investor, certain minimum distribution rules apply.

     For  Traditional and Roth IRAs, the maximum annual
contribution generally is equal to the lesser of $2,000
or 100% of the investor's compensation (earned income).
An  individual may also contribute to a Traditional IRA
or  Roth  IRA  on behalf of his or her spouse  provided
that the individual has sufficient compensation (earned
income).  Contributions to a Traditional IRA reduce the
allowable   contributions  under  a   Roth   IRA,   and
contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.

     Simplified  Employee Pension Plan.  A  Traditional
IRA  may  also be used in conjunction with a Simplified
Employee  Pension  Plan  ("SEP-IRA").   A  SEP-IRA   is
established through execution of Form 5305-SEP together
with  a  Traditional IRA established for each  eligible
employee.   Generally,  a SEP-IRA  allows  an  employer
(including  a  self-employed  individual)  to  purchase
shares  with tax deductible contributions not exceeding
annually  for  any one participant 15% of  compensation
(disregarding for this purpose compensation  in  excess
of $160,000 per year).  The $160,000 compensation limit
applies for 1998 and is adjusted periodically for  cost
of  living increases.  A number of special rules  apply
to    SEP   Plans,   including   a   requirement   that
contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.

     SIMPLE IRA.  An IRA may also be used in connection
with  a  SIMPLE  Plan  established  by  the  investor's
employer (or by a self-employed individual).  When this
is  done, the IRA is known as a SIMPLE IRA, although it
is  similar  to  a Traditional IRA with the  exceptions
described below.  Under a SIMPLE Plan, the investor may
elect to have his or her employer make salary reduction
contributions  of up to $6,000 per year to  the  SIMPLE
IRA.  The $6,000 limit applies for 1998 and is adjusted
periodically   for  cost  of  living   increases.    In
addition, the employer will contribute certain  amounts
to  the  investor's SIMPLE IRA, either  as  a  matching
contribution  to  those participants  who  make  salary
reduction    contributions   or   as   a   non-elective
contribution  to all eligible participants  whether  or
not making salary reduction contributions.  A number of
special  rules apply to SIMPLE Plans, including  (1)  a
SIMPLE  Plan  generally is available only to  employers
with  fewer than 100 employees; (2) contributions  must
be  made  on  behalf of all employees of  the  employer
(other  than  bargaining  unit employees)  who  satisfy
certain   minimum   participation   requirements;   (3)
contributions are made to a special SIMPLE IRA that  is
separate  and  apart from the other IRAs of  employees;
(4)   the   distribution  excise  tax   (if   otherwise
applicable) is increased to 25% on withdrawals during the first two years of participation in a SIMPLE IRA;
and (5) amounts withdrawn during the first two years of participation may be rolled over tax-free only into another SIMPLE IRA (and not to a Traditional IRA or to a Roth IRA). A SIMPLE IRA is established by executing
Form 5304-SIMPLE together with an IRA established for each eligible employee.

     Under  current IRS regulations, all IRA applicants
must  be  furnished  a disclosure statement  containing
information specified by the IRS.  Applicants generally
have  the  right to revoke their account  within  seven
days  after  receiving  the  disclosure  statement  and
obtain  a full refund of their contributions.  Firstar,
the  Fund's custodian,
may, in its discretion, hold the
initial contribution uninvested until the expiration of
the  seven-day  revocation period.   Firstar  does  not
anticipate that it will exercise its discretion but reserves the right to do so.

Systematic Withdrawal Plan

     Investor  Class shareholders may set up  automatic
withdrawals  from  their  Fund  accounts   at   regular
intervals.   To  begin distributions,  a  shareholder's
account must have an initial balance of $1,000  and  at
least  $50 per payment must be withdrawn.  To establish
the systematic withdrawal plan ("SWP"), the appropriate
section   in  the  shareholder  application   must   be
completed.   Redemptions will take place on a  monthly,
quarterly,   semi-annual  or  annual  basis   (or   the
following business day) as indicated on the shareholder
application.   The  amount or frequency  of  withdrawal
payments  may be varied or temporarily discontinued  by
calling 1-888-288-2880.  Depending upon the size of the
account and the withdrawals requested (and fluctuations
in  the  net  asset  value  of  the  shares  redeemed),
redemptions   for   the  purpose  of  satisfying   such
withdrawals  may reduce or even exhaust a shareholder's
account.   If  the amount remaining in a  shareholder's
account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the SWP will be terminated.

Pricing of Shares

     Shares  of the Fund are sold on a continual  basis
at   the  net  asset  value  per  share  next  computed
following receipt of an order in proper form by a dealer, the Distributor or Firstar, the Fund's transfer agent.

     The  net  asset value per share for each class  of
shares  is  determined  as  of  the  close  of  trading
(generally 4:00 p.m. Eastern Standard Time) on each day
the  New  York Stock Exchange (the "NYSE") is open  for
business.  Purchase orders received or shares  tendered
for  redemption on a day the NYSE is open for  trading,
prior  to  the  close of trading on that day,  will  be
valued  as  of  the  close  of  trading  on  that  day.
Applications  for purchase of shares and  requests  for
redemption  of  shares  received  after  the  close  of
trading  on the NYSE will be valued as of the close  of
trading  on  the next day the NYSE is  open.   The  net
asset  value for each class of shares is calculated  by
taking  the  fair  value  of the  Fund's  total  assets
attributable   to  each  class  of  shares,   including
interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

     In  determining the net asset value, expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued at market value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or NASDAQ  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
NASDAQ for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or NASDAQ, are valued at the average  of  the
most   recent  bid  and  asked  prices.   Fixed  income
securities  are  valued  by  a  pricing  service   that
utilizes  electronic  data  processing  techniques   to
determine values for normal institutional-sized trading
units of fixed income securities without regard to sale
or  bid  prices when such values are believed  to  more
accurately  reflect  the  fair  market  value  of  such
securities;  otherwise, actual sale or bid  prices  are
used.   Any securities or other assets for which market
quotations are not readily available are valued at fair
value  as  determined in good faith  by  the  Board  of
Directors  of the Corporation.  The Board of  Directors
may  approve the use of pricing services to assist  the
Fund  in  the determination of net asset value.   Fixed
income  securities having remaining  maturities  of  60
days or less when purchased are generally valued by the
amortized cost method.  Under this method of valuation,
a  security is initially valued at its acquisition cost
and,  thereafter,  amortization  of  any  discount   or
premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

                  REDEMPTIONS IN KIND

     The Fund has filed a Notification under Rule 18f-1
of the 1940 Act, pursuant to which it has agreed to pay
in  cash all requests for redemption by any shareholder
of  record,  limited  in amount with  respect  to  each
shareholder  during  any 90-day period  to  the  lesser
amount  of  (i)  $250,000 or (ii) 1% of the  net  asset
value  of  the  class  of  shares  of  the  Fund  being
redeemed,  valued  at  the beginning  of  the  election
period.   The  Fund  intends  also  to  pay  redemption
proceeds in excess of such lesser amount in cash, but reserves the right to pay such excess amount in kind, if it is deemed to be in the best interest of the Fund to do so. If you receive an in kind distribution, you will likely incur a brokerage charge on the disposition of investments through a securities dealer.

                 TAXATION OF THE FUND

     The   Fund  intends  to  qualify  annually  as   a
"regulated  investment company" under Subchapter  M  of
the  Code, and, if so qualified, will not be liable for
federal  income  taxes  to  the  extent  earnings   are
distributed to shareholders on a timely basis.  In  the
event  the  Fund  fails  to  qualify  as  a  "regulated
investment  company," it will be treated as  a  regular
corporation   for   federal   income   tax    purposes.
Accordingly,  the  Fund  would be  subject  to  federal
income taxes and any distributions that it makes  would
be  taxable and non-deductible by the Fund.  This would
increase  the  cost  of  investing  in  the  Fund   for
shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

                PERFORMANCE INFORMATION

     The Fund's historical performance or return may be
shown in the form of various performance figures.   The
Fund's  performance figures are based  upon  historical
results  and  are  not  necessarily  representative  of
future   performance.   Factors  affecting  the  Fund's
performance    include   general   market   conditions,
operating expenses and investment management.

Total Return

     The average annual total return of the Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV

          P      =    a hypothetical initial payment of $1,000.
          T      =    average annual total return.
          n      =    number of years.
          ERV    =    ending redeemable value of a hypothetical
                      $1,000 payment made at the beginning of the stated periods at the end of the stated periods.

Performance  for  a specific period  is  calculated  by
first  taking  an  investment (assumed  to  be  $1,000)
("initial  investment") in the  Fund's  shares  on  the
first  day  of  the  period and computing  the  "ending
value"  of  that investment at the end of  the  period.
The  total  return  percentage is  then  determined  by
subtracting  the  initial investment  from  the  ending
value   and  dividing  the  remainder  by  the  initial
investment  and expressing the result as a  percentage.
The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at the net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.

Comparisons

     From  time  to time, in marketing and  other  Fund
literature,  the Fund's performance may be compared  to
the performance of other mutual funds in general or  to
the  performance  of particular types of  mutual  funds
with   similar   investment  goals,   as   tracked   by
independent  organizations.  Among these organizations,
Lipper  Analytical Services, Inc. ("Lipper"), a  widely
used independent research firm which ranks mutual funds
by   overall  performance,  investment  objectives  and
assets,  may be cited.  Lipper performance figures  are
based  on  changes in net asset value, with all  income
and   capital   gains   dividends   reinvested.    Such
calculations  do not include the effect  of  any  sales
charges  imposed  by other funds.   The  Fund  will  be
compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Fund's performance may also be compared to the
performance of other mutual funds by Morningstar,  Inc.
("Morningstar"),  which ranks funds  on  the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range
from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of  the
historical risk level and total return of a fund  as  a
weighted   average  for  3,  5  and  10  year  periods.
Rankings are not absolute or necessarily predictive of future performance.

     Evaluations   of   Fund   performance   made    by
independent  sources may also be used in advertisements
concerning   the   Fund,  including  reprints   of   or
selections from, editorials or articles about the Fund.
Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

     The  Fund  may compare its performance to  a  wide
variety  of indices and measures of inflation including
the  Standard & Poor's Index of 500 Stocks, the  NASDAQ
Over-the-Counter Composite Index and the  Russell  2000
Index.   There are differences and similarities between
the  investments  that the Fund may  purchase  for  its
portfolio  and  the  investments  measured   by   these
indices.

                ADDITIONAL INFORMATION

     [Insert language for any unique advertising plans]

                INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers  LLP,  100  East  Wisconsin
Avenue,   Suite   1500,  Milwaukee,  Wisconsin   53202,
independent accountants for the Fund, audit and report on the Fund's financial statements.

                 FINANCIAL STATEMENTS

     The following financial statements of the Fund are contained herein:

          (a)  Report of Independent Accountants.*

          (b)  Statement of Assets and Liabilities.*

          (c)  [Statement of Operations.]*

          (d)  Notes to the Financial Statements.*
     ____________

     *To be filed by Amendment.

                       APPENDIX

                  SHORT-TERM RATINGS

   Standard & Poor's Short-Term Debt Credit Ratings


     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Short-term ratings are generally assigned to those
obligations  considered  short-term  in  the   relevant
market.    In   the  U.S.,  for  example,  that   means
obligations with an original maturity of no  more  than
365   days-including  commercial   paper.    Short-term
ratings  are also used to indicate the creditworthiness
of an obligor with respect to put features on long-term
obligations.  The result is a dual rating, in which the
short-term   rating  addresses  the  put  feature,   in
addition to the usual long-term rating.

     Ratings   are   graded  into  several  categories,
ranging  from `A-1' for the highest quality obligations
to  `D'  for  the  lowest.   These  categories  are  as
follows:

     A-1  A  short-term obligation rated `A-1' is rated
          in the highest category by Standard & Poor's.
          The  obligor's capacity to meet its financial
          commitment  on  the  obligation  is   strong.
          Within this category, certain obligations are
          designated  with  a  plus  sign  (+).    This
          indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2  A   short-term  obligation  rated   `A-2'  is
          somewhat  more  susceptible  to  the  adverse
          effects  of  changes  in  circumstances   and
          economic   conditions  than  obligations   in
          higher   rating  categories.   However,   the
          obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3  A  short-term obligation rated `A-3' exhibits
          adequate   protection  parameters.   However,
          adverse   economic  conditions  or   changing
          circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B    A short-term obligation rated `B' is regarded
          as     having     significant     speculative
          characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C    A   short-term   obligation  rated   `C'   is
          currently  vulnerable to  nonpayment  and  is
          dependent  upon favorable business, financial
          and  economic conditions for the  obligor  to
          meet   its   financial  commitment   on   the
          obligation.

     D    A  short-term  obligation  rated  `D'  is  in
          payment default.  The `D' rating category  is
          used  when payments on an obligation are  not
          made  on  the date due even if the applicable
          grace period has not expired, unless Standard
          &  Poor's believes that such payments will be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.

            Moody's Short-Term Debt Ratings

     Moody's  short-term debt ratings are  opinions  of
the  ability of issuers to repay punctually senior debt
obligations.   These  obligations  have   an   original
maturity  not  exceeding  one year,  unless  explicitly
noted.     Moody's    ratings   are    opinions,    not
recommendations to buy or sell, and their accuracy is not guaranteed.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1    Issuers   rated   `Prime-1'  (or   supporting
           institutions)  have  a superior  ability  for
           repayment    of   senior   short-term    debt
           obligations.   Prime-1 repaying ability  will
           often be evidenced by many of the following characteristics:

           * Leading market positions in well-established industries.

           *    High rates of return on funds employed.

           * Conservative capitalization structure with moderate reliance on debt and ample asset protection.

           * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

           * Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2    Issuers   rated   `Prime-2'  (or   supporting
           institutions)  have  a  strong  ability   for
           repayment    of   senior   short-term    debt
           obligations.  This will normally be evidenced
           by  many of the characteristics cited  above,
           but  to a lesser degree.  Earnings trends and
           coverage  ratios, while sound,  may  be  more
           subject    to    variation.    Capitalization
           characteristics, while still appropriate, may be more affected by external conditions.
           Ample alternate liquidity is maintained.

PRIME-3    Issuers   rated   `Prime-3'  (or   supporting
           institutions) have an acceptable ability  for
           repayment  of  senior short-term obligations.
           The  effect  of industry characteristics  and
           market  compositions may be more  pronounced.
           Variability in earnings and profitability may
           result  in  changes  in  the  level  of  debt
           protection   measurements  and  may   require
           relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME  Issuers rated `Not Prime' do not fall  within
           any of the Prime rating categories.

Fitch IBCA International Short-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these short-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1  Highest   credit  quality.    Indicates   the
          strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F-3  Fair credit quality.  The capacity for timely
          payment of financial commitments is adequate;
          however,  near  term  adverse  changes  could
          result   in  a  reduction  to  non-investment
          grade.

     B    Speculative.   Minimal  capacity  for  timely
          payment   of   financial  commitments,   plus
          vulnerability to near term adverse changes in financial and economic conditions.

     C    High   default  risk.   Default  is  a   real
          possibility.  Capacity for meeting  financial
          commitments   is   solely  reliant   upon   a
          sustained, favorable business and economic environment.

     D Default. Denotes actual or imminent payment default.

      Duff & Phelps, Inc. Short-Term Debt Ratings

     Duff  &  Phelps  Credit Ratings'  short-term  debt
ratings are consistent with the rating criteria used by
money  market participants.  The ratings apply  to  all
obligations   with  maturities  of  under   one   year,
including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis  is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines  and  the  capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps Credit
Ratings' short-term debt ratings is the refinement of the traditional `1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.

     These ratings are recognized by the SEC for broker-
dealer  requirements, specifically capital  computation
guidelines.   These  ratings meet Department  of  Labor
ERISA  guidelines governing pension and profit  sharing
investments.   State  regulators  also  recognize   the
ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

Rating Scale:  Definition

               High Grade

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1            Very high certainty of timely payment.
               Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

               Good Grade

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound.
               Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

               Satisfactory Grade

D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

               Non-investment Grade

D-4            Speculative investment characteristics.
               Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

               Default

D-5 Issuer failed to meet scheduled principal and/or interest payments.

                   LONG-TERM RATINGS

    Standard & Poor's Long-Term Debt Credit Ratings

     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Credit  ratings are based, in varying degrees,  on
the  following  considerations:   (1)   likelihood   of
payment-capacity and willingness of the obligor to meet
its financial commitment on an obligation in accordance
with  the terms of the obligation;  (2)  nature of  and
provisions  of  the  obligation;  and  (3)   protection
afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The  rating definitions are expressed in terms  of
default   risk.   As  such,  they  pertain  to   senior
obligations  of  an  entity.   Junior  obligations  are
typically  rated  lower  than  senior  obligations,  to
reflect  the  lower  priority  in  bankruptcy.    (Such
differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

     AAA  An  obligation  rated `AAA' has  the  highest
          rating  assigned by Standard &  Poor's.   The
          obligor's capacity to meet its financial commitment on the obligation is EXTREMELY
          STRONG.

     AA   An  obligation  rated `AA' differs  from  the
          highest  rated  obligations  only  in   small
          degree.   The obligor's capacity to meet  its
          financial commitment on the obligation is VERY STRONG.

     A    An  obligation  rated `A'  is  somewhat  more
          susceptible to the adverse effects of changes
          in circumstances and economic conditions than
          obligations   in  higher  rated   categories.
          However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

     BBB  An  obligation rated `BBB' exhibits  ADEQUATE
          protection   parameters.   However,   adverse
          economic conditions or changing circumstances
          are   more  likely  to  lead  to  a  weakened
          capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated `BB', `B', `CCC, `CC',  and  `C'
are   regarded   as   having  significant   speculative
characteristics.  `BB' indicates the  least  degree  of
speculation   and   `C'   the  highest.    While   such
obligations   will   likely
have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB An obligation rated `BB' is LESS VULNERABLE to nonpayment than other speculative issues.
          However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B    An obligation rated `B' is MORE VULNERABLE to
          nonpayment than obligations rated  `BB',  but
          the  obligor  currently has the  capacity  to
          meet   its   financial  commitment   on   the
          obligation.   Adverse business, financial  or
          economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC  An   obligation  rated  `CCC'  is   CURRENTLY
          VULNERABLE  to nonpayment, and  is  dependent
          upon   favorable  business,   financial   and
          economic conditions for the obligor to meet its financial commitment on the obligation.
          In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC   An  obligation rated `CC' is CURRENTLY HIGHLY
          VULNERABLE to nonpayment.

     C The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D    An   obligation  rated  `D'  is  in   payment
          default.   The  `D' rating category  is  used
          when  payments on an obligation are not  made
          on  the date due even if the applicable grace
          period  has  not expired, unless  Standard  &
          Poor's  believes that such payments  will  be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            Moody's Long-Term Debt Ratings

     Aaa  Bonds which are rated `Aaa' are judged to  be
          of the best quality.  They carry the smallest
          degree  of  investment risk and are generally
          referred   to  as  "gilt  edged."    Interest
          payments  are protected by a large or  by  an
          exceptionally stable margin and principal  is
          secure.    While   the   various   protective
          elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa   Bonds  which are rated `Aa' are judged to  be
          of  high  quality by all standards.  Together
          with  the  Aaa group they comprise  what  are
          generally  known as high-grade  bonds.   They
          are  rated lower than the best bonds  because
          margins of protection may not be as large  as
          in   Aaa   securities   or   fluctuation   of
          protective   elements  may  be   of   greater
          amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

     A    Bonds  which  are  rated  `A'  possess   many
          favorable investment attributes and are to be
          considered as upper-medium-grade obligations.
          Factors  giving  security  to  principal  and
          interest   are   considered   adequate,   but
          elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa  Bonds which are rated `Baa' are considered as
          medium-grade  obligations  (i.e.,  they   are
          neither highly protected nor poorly secured).
          Interest   payments  and  principal  security
          appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba   Bonds which are rated `Ba' are judged to have
          speculative elements; their future cannot  be
          considered   as  well-assured.    Often   the
          protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated `B' generally lack characteristics of the desirable investment.
          Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa  Bonds  which  are  rated `Caa'  are  of  poor
          standing.   Such issues may be in default  or
          there may be present elements of danger with respect to principal or interest.

     Ca   Bonds   which   are  rated   `Ca'   represent
          obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C    Bonds  which  are rated `C'  are  the  lowest
          rated class of bonds, and issues so rated can
          be   regarded   as   having  extremely   poor
          prospects   of   ever  attaining   any   real
          investment standing.

      Moody's applies numerical modifiers 1, 2 and 3 in
each  generic  rating classification from `Aa'  through
`B.'   The  modifier  1 indicates that  the  obligation
ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch IBCA International Long-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these long-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.

                   Investment Grade

     AAA       Highest  credit quality.  `AAA'  ratings
               denote  the lowest expectation of credit
               risk.  They are assigned only in case of
               exceptionally strong capacity for timely
               payment of financial commitments.   This
               capacity  is  highly  unlikely   to   be
               adversely    affected   by   foreseeable
               events.

     AA        Very  high credit quality.  `AA' ratings
               denote  a very low expectation of credit
               risk.    They   indicate   very   strong
               capacity for timely payment of financial
               commitments.   This  capacity   is   not
               significantly vulnerable to foreseeable events.

     A         High credit quality.  `A' ratings denote
               a  low expectation of credit risk.   The
               capacity for timely payment of financial
               commitments is considered strong.   This
               capacity  may,  nevertheless,  be   more
               vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB       Good   credit  quality.   `BBB'  ratings
               indicate that there is currently  a  low
               expectation   of   credit   risk.    The
               capacity for timely payment of financial
               commitments is considered adequate,  but
               adverse changes in circumstances and  in
               economic  conditions are more likely  to
               impair  this  capacity.   This  is   the
               lowest investment grade category.

                   Speculative Grade

     BB        Speculative.  `BB' ratings indicate that
               there  is  a possibility of credit  risk
               developing, particularly as  the  result
               of  adverse  economic change over  time;
               however,     business    or    financial
               alternatives may be available to allow financial commitments to be met.

     B         Highly    speculative.    `B'    ratings
               indicate that significant credit risk is
               present, but a limited margin of  safety
               remains.    Financial  commitments   are
               currently  being met; however,  capacity
               for continued payment is contingent upon
               a   sustained,  favorable  business  and
               economic environment.

     CCC, CC, C      High default risk.  Default  is  a
               real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

     DDD, DD and   D    Default.   Securities  are  not
               meeting  current  obligations  and   are
               extremely speculative.  `DDD' designates
               the  highest  potential for recovery  of
               amounts  outstanding on  any  securities
               involved.   For  U.S.  corporates,   for
               example,    `DD'   indicates    expected
               recovery   of   50%  -   90%   of   such
               outstandings,   and   `D'   the   lowest
               recovery potential, i.e. below 50%.

      Duff & Phelps, Inc. Long-Term Debt Ratings

     These  ratings represent a summary opinion of  the
issuer's   long-term   fundamental   quality.    Rating
determination is based on qualitative and  quantitative
factors  which may vary according to the basic economic
and financial characteristics of each industry and each
issuer.  Important considerations are vulnerability  to
economic  cycles  as  well as  risks  related  to  such
factors  as competition, government action, regulation,
technological   obsolescence,   demand   shifts,   cost
structure  and  management depth  and  expertise.   The
projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form
of   the   security   (e.g.,  first   mortgage   bonds,
subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer and the nature of covenant protection.

     The  Credit Rating Committee formally reviews  all
ratings   once   per  quarter  (more   frequently,   if
necessary).   Ratings of `BBB-` and higher fall  within
the  definition  of  investment  grade  securities,  as
defined  by bank and insurance supervisory authorities.
Structured finance issues, including real estate, asset-
backed  and mortgage-backed financings, use  this  same
rating  scale.   Duff  &  Phelps Credit  Rating  claims
paying  ability ratings of insurance companies use  the
same  scale with minor modification in the definitions.
Thus,  an  investor can compare the credit  quality  of
investment    alternatives   across   industries    and
structural types.  A "Cash Flow Rating" (as  noted  for
specific   ratings)  addresses  the   likelihood   that
aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

Rating Scale   Definition



AAA       Highest credit quality.  The risk factors are
          negligible, being only slightly more
          than for risk-free U.S. Treasury debt.
-----------------------------------------------------------------------------
AA+        High credit quality.  Protection factors are
           strong.  Risk is modest but may
AA         vary  slightly from time to time because  of
           economic conditions.
AA-
-----------------------------------------------------------------------------

A+         Protection factors are average but adequate.
           However, risk factors are more
A          variable and greater in periods of  economic
           stress.
A-
-----------------------------------------------------------------------------

BBB+       Below-average protection factors  but  still
           considered sufficient for prudent
BBB        investment.  Considerable variability in risk
           during economic cycles.
BBB-
-----------------------------------------------------------------------------
BB+        Below investment grade but deemed likely  to
           meet obligations when due.
BB         Present  or prospective financial protection
           factors fluctuate according to
BB-        industry  conditions  or  company  fortunes.
           Overall quality may move up or
           down frequently within this category.
-----------------------------------------------------------------------------
B+         Below  investment grade and possessing  risk
           that obligations will not be met
B          when due.  Financial protection factors will
           fluctuate widely according to
B-         economic cycles, industry conditions  and/or
           company fortunes.  Potential
           exists  for frequent changes in  the  rating
           within this category or into a higher
           or lower rating grade.
-----------------------------------------------------------------------------
CCC        Well  below  investment  grade  securities.
           Considerable uncertainty exists as to
           timely  payment  of principal,  interest  or
           preferred dividends.
           Protection factors are narrow and risk can be
           substantial with unfavorable
           economic/industry  conditions,  and/or  with
           unfavorable company developments.
-----------------------------------------------------------------------------
DD        Defaulted debt obligations.  Issuer failed to
          meet scheduled principal and/or interest payments.
-----------------------------------------------------------------------------
DP        Preferred stock with dividend arrearages.
-----------------------------------------------------------------------------

                        PART C

                   OTHER INFORMATION


Item 23.  Exhibits

          (a.1)     Registrant's Articles of Incorporation

          (a.2)     Registrant's Articles of Amendment

          (b)       Registrant's By-Laws

          (c)       None

          (d)       Investment Advisory Agreement*

          (e)       Distribution Agreement with Rafferty Capital
                    Markets, Inc.*

          (f)       None

          (g)       Custodian Servicing Agreement with Firstar
                    Bank Milwaukee, N.A.*

          (h.1)     Transfer Agent Servicing Agreement with
                    Firstar Mutual Fund Services, LLC*

          (h.2)     Fund Administration Servicing Agreement
                    with Firstar Mutual Fund Services, LLC*

          (h.3)     Fund Accounting Servicing Agreement with
                    Firstar Mutual Fund Services, LLC*

          (h.4)     Fulfillment Servicing Agreement with
                    Firstar Mutual Fund Services, LLC*

          (i)       Opinion and Consent of Godfrey & Kahn, S.C.*

          (j)       Consent of PricewaterhouseCoopers LLP*

          (k)       None

          (l)       Subscription Agreement with Michael Feuer*

          (m)       Rule 12b-1 Distribution and Shareholder
                    Servicing Plan*

          (n)       Financial Data Schedule*

          (o)       Rule 18f-3 Multi-Class Plan*
______________

*  To be filed by Amendment.

Item 24. Persons Controlled by or under Common Control with Registrant

           Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification

          Article VI of Registrant's By-Laws provides as follows:

              ARTICLE VI  INDEMNIFICATION

          The   Corporation  shall  indemnify  (a)  its
     directors   and  officers,  whether  serving   the
     Corporation or, at its request, any other  entity,
     to  the  full extent required or permitted by  (i)
     Maryland  law now or hereafter in
     force, including
     the  advance of expenses under the procedures  and
     to  the full extent permitted by law, and (ii) the
     1940  Act  and (b) other employees and  agents  to
     such extent as shall be authorized by the Board of
     Directors  and be permitted by law.  The foregoing
     rights  of  indemnification shall not be exclusive
     of   any  other  rights  to  which  those  seeking
     indemnification  may be entitled.   The  Board  of
     Directors may take such action as is necessary  to
     carry out these indemnification provisions and  is
     expressly  empowered to adopt, approve  and  amend
     from  time  to time such resolutions or  contracts
     implementing  such  provisions  or  such   further
     indemnification arrangements as may be permitted by law.

Item  26.   Business  and  Other  Connections  of   the
            Investment Adviser

     Besides  serving as investment adviser to  private
accounts,  the  Adviser is not currently  and  has  not
during  the past two fiscal years engaged in any  other
business,  profession,  vocation  or  employment  of  a
substantial   nature.    Information   regarding    the
business,  profession,  vocation  or  employment  of  a
substantial  nature of each of the Adviser's  directors
and  officers is hereby incorporated by reference  from
the   information   contained  under   "Directors   and
Officers" in the SAI.

Item 27.  Principal Underwriters

     (a)  The  Distributor also acts as distributor for
          the   Badgley  Funds,  Inc.,  Kirr,   Marbach
          Partners  Funds, Inc., The Home  State  Funds
          Group.   [Insert  names of  other  investment
          companies, if applicable.]

     (b)  The  principal business address  of  Rafferty
          Capital   Markets,  Inc.  ("Rafferty"),   the
          Registrant's  principal underwriter,  is  550
          Mamaroneck Avenue, Harrison, New York  10528.
          The following information relates to each director and officer of Rafferty:



                            Name Positions
                              and Offices              Positions and Offices
          Name              With Underwriter              With Registrant

    Thomas A. Mulrooney     President                               None

    Derek Park              Vice President                          None

    Stephen Sprague         Chief Financial Officer and Secretary   None

     (c)  None.

Item 28.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated  thereunder are in the possession  of  Skye
Investment   Advisors   LLC,  Registrant's   investment
adviser, at Registrant's corporate offices, except records held and maintained by Firstar Bank Milwaukee, N.A., 615 E. Michigan Street, Milwaukee, Wisconsin
53202, relating to its function as custodian, and Firstar Mutual Fund Services, LLC, Third Floor, 615 E.
Michigan Street, Milwaukee, Wisconsin 53202, relating to its function as transfer agent, administrator and fund accountant.

Item 29.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings

     None

                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Gatos and State of California on the 12th day of April, 1999.

                              BEARGUARD FUNDS, INC.
                              (Registrant)


                              By: /s/ Paul L. McEntire
                                  ---------------------
                                  Paul L. McEntire, President

     Each   person   whose  signature   appears   below
constitutes and appoints Paul L. McEntire, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all pre-effective and post-effective amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                  Title                               Date


/s/ Paul L. McEntire     Director and President                April 12, 1999
--------------------     (principal executive officer)
Paul   L.   McEntire


/s/ Thomas F. Burns, Jr.  Treasurer and Secretary              April 12, 1999
------------------------  (principal financial
Thomas F. Burns, Jr.       and accounting officer)

                     EXHIBIT INDEX

Exhibit No.    Exhibit

 (a.1)    Registrant's Articles of Incorporation

 (a.2)    Registrant's Articles of Amendment

 (b)      Registrant's By-Laws

 (c)      None

 (d)      Investment Advisory Agreement*

 (e)      Distribution Agreement with Rafferty Capital
          Markets, Inc.*

 (f)      None

 (g)      Custodian Servicing Agreement with Firstar
          Bank Milwaukee, N.A.*

 (h.1)    Transfer Agent Servicing Agreement with
          Firstar Mutual Fund Services, LLC*

 (h.2)    Fund Administration Servicing Agreement with
          Firstar Mutual Fund Services, LLC*

 (h.3)    Fund Accounting Servicing Agreement with
          Firstar Mutual Fund Services, LLC*

 (h.4)    Fulfillment Servicing Agreement with Firstar
          Mutual Fund Services, LLC*

 (i)      Opinion and Consent of Godfrey & Kahn, S.C.*

 (j)      Consent of PricewaterhouseCoopers LLP*

 (k)      None

 (l)      Subscription Agreement with Michael Feuer*

 (m)      Rule 12b-1 Distribution and Shareholder
          Servicing Plan*

 (n)      Financial Data Schedule*

 (o)      Rule 18f-3 Multi-Class Plan*
___________________

*  To be filed by Amendment.